 CALIFORNIA TAX-FREE INCOME FUND
PAINEWEBBER
            PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                02/28/97 08/31/96 02/29/96 ENDED 02/28/97 ENDED 02/28/97
------------------------------------------------------------------------
Class A Shares   $10.91   $10.70   $11.02       3.92%          4.42%
------------------------------------------------------------------------
Class B Shares    10.92    10.71    11.03       3.14           4.02
------------------------------------------------------------------------
Class C Shares    10.90    10.70    11.02       3.30           4.06
------------------------------------------------------------------------

Performance Summary Class A Shares

             NET ASSET VALUE
            ----------------------
PERIOD                              CAPITAL GAINS                      TOTAL
COVERED     BEGINNING   ENDING       DISTRIBUTED     DIVIDENDS PAID  RETURN/1/
------------------------------------------------------------------------------
09/16/85 -
  12/31/85   $ 9.57   $      10.09       $  --              $0.1827     7.41%
------------------------------------------------------------------------------
1986          10.09          11.18          --               0.7883    19.18
------------------------------------------------------------------------------
1987          11.18          10.49          --               0.7564     0.65
------------------------------------------------------------------------------
1988          10.49          10.74          --               0.7908    10.20
------------------------------------------------------------------------------
1989          10.74          10.95          --               0.7384     9.11
------------------------------------------------------------------------------
1990          10.95          10.88        0.0340             0.7362     6.68
------------------------------------------------------------------------------
1991          10.88          11.29        0.0268             0.7064    10.84
------------------------------------------------------------------------------
1992          11.29          11.29        0.1701             0.6504     7.49
------------------------------------------------------------------------------
1993          11.29          11.70        0.3052             0.6077    11.96
------------------------------------------------------------------------------
1994          11.70          10.09        0.0969             0.5844    (8.07)
------------------------------------------------------------------------------
1995          10.09          11.18          --               0.5713    16.80
------------------------------------------------------------------------------
1996          11.18          10.94          --               0.5271     2.74
------------------------------------------------------------------------------
01/01/97-
  02/28/97    10.94          10.91          --               0.0502     0.18
------------------------------------------------------------------------------
                              Total: $0.6330                $7.6903
------------------------------------------------------------------------------
                      CUMULATIVE TOTAL RETURN AS OF 02/28/97:         143.59%
------------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
07/01/91 - 12/31/91   $10.95   $11.29    $0.0268       $0.3043        6.20%
----------------------------------------------------------------------------
1992                   11.29    11.29     0.1701        0.5631        6.67
----------------------------------------------------------------------------
1993                   11.29    11.70     0.3052        0.5188       11.11
----------------------------------------------------------------------------
1994                   11.70    10.10     0.0969        0.5029       (8.69)
----------------------------------------------------------------------------
1995                   10.10    11.19       --          0.4899       15.91
----------------------------------------------------------------------------
1996                   11.19    10.95       --          0.4449        1.96
----------------------------------------------------------------------------
01/01/97 - 02/28/97    10.95    10.92       --          0.0420        0.11
----------------------------------------------------------------------------
                                   Total: $0.5990      $2.8659
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         02/28/97:   35.98%
----------------------------------------------------------------------------

Performance Summary Class C Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
07/02/92 - 12/31/92   $11.41   $11.28    $0.1701       $0.2625        2.68%
----------------------------------------------------------------------------
1993                   11.28    11.69     0.3052        0.5477       11.40
----------------------------------------------------------------------------
1994                   11.69    10.09     0.0969        0.5295       (8.47)
----------------------------------------------------------------------------
1995                   10.09    11.17       --          0.5149       16.09
----------------------------------------------------------------------------
1996                   11.17    10.94       --          0.4713        2.31
----------------------------------------------------------------------------
01/01/97 - 02/28/97    10.94    10.90       --          0.0446        0.04
----------------------------------------------------------------------------
                                   Total: $0.5722      $2.3705
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         02/28/97:   24.41%
----------------------------------------------------------------------------

/1Figures/assume reinvestment of all dividends and capital gain distributions at net asset value on the payable dates, and do not include sales charges; results for each class would be lower if sales charges were included.
The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 NATIONAL TAX-FREE INCOME FUND
PAINEWEBBER
            PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                02/28/97 08/31/96 02/29/96 ENDED 02/28/97 ENDED 02/28/97
------------------------------------------------------------------------
Class A Shares   $11.55   $11.28   $11.64       4.14%          4.89%
------------------------------------------------------------------------
Class B Shares    11.55    11.27    11.64       3.35           4.59
------------------------------------------------------------------------
Class C Shares    11.55    11.27    11.64       3.61           4.72
------------------------------------------------------------------------

Performance Summary Class A Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
12/03/84 - 12/31/84   $ 9.57   $ 9.60       --             --          0.31%
                                         $              $
-----------------------------------------------------------------------------
1985                    9.60    10.45       --           0.8903      19.00
-----------------------------------------------------------------------------
1986                   10.45    11.39       --           0.8246      17.38
-----------------------------------------------------------------------------
1987                   11.39    10.74       --           0.7823       1.30
-----------------------------------------------------------------------------
1988                   10.74    11.06       --           0.8244      10.98
-----------------------------------------------------------------------------
1989                   11.06    11.23       --           0.8041       9.11
-----------------------------------------------------------------------------
1990                   11.23    11.15       --           0.7843       6.55
-----------------------------------------------------------------------------
1991                   11.15    11.56     0.0365         0.7519      11.12
-----------------------------------------------------------------------------
1992                   11.56    11.62     0.1314         0.7043       8.01
-----------------------------------------------------------------------------
1993                   11.62    12.25     0.1208         0.6507      12.32
-----------------------------------------------------------------------------
1994                   12.25    10.75     0.0135         0.6264      (7.14)
-----------------------------------------------------------------------------
1995                   10.75    11.84       --           0.5954      16.01
-----------------------------------------------------------------------------
1996                   11.84    11.54       --           0.5299       2.29
-----------------------------------------------------------------------------
01/01/97 - 02/28/97    11.54    11.55       --           0.0695       0.69
-----------------------------------------------------------------------------
                                      Total: $0.3022    $8.8381
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          02/28/97:  173.92%
-----------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/01/91 - 12/31/91   $11.19   $11.55    $0.0365        $0.3222       6.50%
-----------------------------------------------------------------------------
1992                   11.55    11.62     0.1314         0.6139       7.27
-----------------------------------------------------------------------------
1993                   11.62    12.25     0.1208         0.5599      11.49
-----------------------------------------------------------------------------
1994                   12.25    10.75     0.0135         0.5406      (7.84)
-----------------------------------------------------------------------------
1995                   10.75    11.83       --           0.5094      15.05
-----------------------------------------------------------------------------
1996                   11.83    11.53       --           0.4467       1.52
-----------------------------------------------------------------------------
01/01/97 - 02/28/97    11.53    11.55       --           0.0588       0.68
-----------------------------------------------------------------------------
                                      Total: $0.3022    $3.0515
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          02/28/97:  38.04%
-----------------------------------------------------------------------------

  /1Figures/assume reinvestment of all dividends and capital gain distributions at net asset value on the payable dates, and do not include sales charges; results for each class would be lower if sales charges were included.
The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 NATIONAL TAX-FREE INCOME FUND
PAINEWEBBER
            PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)
Performance Summary Class C Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/02/92 - 12/31/92   $11.71   $11.62    $0.1314        $0.2766       2.78%
-----------------------------------------------------------------------------
1993                   11.62    12.25     0.1208         0.5904      11.77
-----------------------------------------------------------------------------
1994                   12.25    10.75     0.0135         0.5696      (7.60)
-----------------------------------------------------------------------------
1995                   10.75    11.84       --           0.5369      15.42
-----------------------------------------------------------------------------
1996                   11.84    11.54       --           0.4737       1.77
-----------------------------------------------------------------------------
01/01/97 - 02/28/97    11.54    11.55       --           0.0623       0.63
-----------------------------------------------------------------------------
                                      Total: $0.2657    $2.5095
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          02/28/97:  25.46%
-----------------------------------------------------------------------------

  /1Figures/assume reinvestment of all dividends and capital gain distributions at net asset value on the payable dates, and do not include sales charges; results would be lower if sales charges were included.
Note: The Fund currently offers Class Y shares primarily to INSIGHT Investment
      Advisory Program participants. For the year ended February 28, 1997 and since inception, November 3, 1995 through February 28, 1997, Class Y shares had a total return of 4.32% and 6.10%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.
The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 MUNICIPAL HIGH INCOME FUND
PAINEWEBBER
            PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                02/28/97 08/31/96 02/29/96 ENDED 02/28/97 ENDED 02/28/97
------------------------------------------------------------------------
Class A Shares   $10.39   $10.12   $10.29       6.61%          5.43%
------------------------------------------------------------------------
Class B Shares    10.39    10.11    10.29       5.82           5.14
------------------------------------------------------------------------
Class C Shares    10.39    10.12    10.29       6.08           5.17
------------------------------------------------------------------------

Performance Summary Class A Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
06/23/87 - 12/31/87   $ 9.58   $ 9.40       --          $0.3131        1.46%
                                         $
-----------------------------------------------------------------------------
1988                    9.40     9.90       --           0.8091       14.45
-----------------------------------------------------------------------------
1989                    9.90    10.09       --           0.7380        9.66
-----------------------------------------------------------------------------
1990                   10.09     9.89       --           0.7322        5.52
-----------------------------------------------------------------------------
1991                    9.89    10.38     0.0679         0.7144       13.32
-----------------------------------------------------------------------------
1992                   10.38    10.54     0.1406         0.6736        9.79
-----------------------------------------------------------------------------
1993                   10.54    10.97     0.2037         0.6180       12.14
-----------------------------------------------------------------------------
1994                   10.97     9.52     0.0260         0.5865       (7.77)
-----------------------------------------------------------------------------
1995                    9.52    10.36       --           0.6079       15.55
-----------------------------------------------------------------------------
1996                   10.36    10.39       --           0.5627        5.94
-----------------------------------------------------------------------------
01/01/97 - 02/28/97    10.39    10.39       --           0.0554        0.53
-----------------------------------------------------------------------------
                                      Total: $0.4382    $6.4109
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          02/28/97:  112.79%
-----------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/01/91 - 12/31/91   $10.05   $10.38    $0.0679        $0.3170        7.21%
-----------------------------------------------------------------------------
1992                   10.38    10.54     0.1406         0.5930        8.95
-----------------------------------------------------------------------------
1993                   10.54    10.97     0.2037         0.5349       11.30
-----------------------------------------------------------------------------
1994                   10.97     9.52     0.0260         0.5103       (8.47)
-----------------------------------------------------------------------------
1995                    9.52    10.35       --           0.5328       14.59
-----------------------------------------------------------------------------
1996                   10.35    10.38       --           0.4854        5.15
-----------------------------------------------------------------------------
01/01/97 - 02/28/97    10.38    10.39       --           0.0476        0.56
-----------------------------------------------------------------------------
                                      Total: $0.4382     $3.021
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          02/28/97:   44.18%
-----------------------------------------------------------------------------

Performance Summary Class C Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/02/92 - 12/31/92   $10.50   $10.54    $0.0135        $0.2635        3.06%
-----------------------------------------------------------------------------
1993                   10.54    10.97     0.2037         0.5620       11.57
-----------------------------------------------------------------------------
1994                   10.97     9.52     0.0260         0.5339       (8.23)
-----------------------------------------------------------------------------
1995                    9.52    10.35       --           0.5583       14.88
-----------------------------------------------------------------------------
1996                   10.35    10.39       --           0.5106        5.51
-----------------------------------------------------------------------------
01/01/97 - 02/28/97    10.39    10.39       --           0.0502        0.48
-----------------------------------------------------------------------------
                                      Total: $0.2432    $2.4785
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          02/28/97:   28.53%
-----------------------------------------------------------------------------

/1Figures/assume reinvestment of all dividends and capital gain distributions at net asset value on the payable dates, and do not include sales charges; results for each class would be lower if sales charges were included.
The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 NEW YORK TAX-FREE INCOME FUND
PAINEWEBBER
            PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                02/28/97 08/31/96 02/29/96 ENDED 02/28/97 ENDED 02/28/97
------------------------------------------------------------------------
Class A Shares   $10.66   $10.44   $10.71       4.49%          4.59%
------------------------------------------------------------------------
Class B Shares    10.65    10.43    10.71       3.62           4.21
------------------------------------------------------------------------
Class C Shares    10.66    10.44    10.71       3.98           4.33
------------------------------------------------------------------------

Performance Summary Class A Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
09/23/88 - 12/31/88    $9.60   $9.61        --          $0.1630        1.82%
                                         $
-----------------------------------------------------------------------------
1989                    9.61    9.84        --           0.6931        9.90
-----------------------------------------------------------------------------
1990                    9.84    9.68        --           0.6797        5.53
-----------------------------------------------------------------------------
1991                    9.68   10.22        --           0.6637       12.85
-----------------------------------------------------------------------------
1992                   10.22   10.55        --           0.6442        9.85
-----------------------------------------------------------------------------
1993                   10.55   11.26      0.0253         0.5796       12.72
-----------------------------------------------------------------------------
1994                   11.26    9.68      0.1017         0.5095       (8.48)
-----------------------------------------------------------------------------
1995                    9.68   10.81        --           0.5397       17.57
-----------------------------------------------------------------------------
1996                   10.81   10.65        --           0.5175        3.46
-----------------------------------------------------------------------------
01/01/97 - 02/28/97    10.65   10.66        --           0.0509        0.57
-----------------------------------------------------------------------------
                                      Total: $0.1270    $5.0409
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          02/28/97:   84.74%
-----------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/01/91 - 12/31/91   $ 9.81   $10.22       --          $0.2930        7.25%
                                         $
-----------------------------------------------------------------------------
1992                   10.22    10.55       --           0.5654        9.02
-----------------------------------------------------------------------------
1993                   10.55    11.25     0.0253         0.4959       11.78
-----------------------------------------------------------------------------
1994                   11.25     9.68     0.1017         0.4362       (9.08)
-----------------------------------------------------------------------------
1995                    9.68    10.81       --           0.4616       16.71
-----------------------------------------------------------------------------
1996                   10.81    10.65       --           0.4385        2.69
-----------------------------------------------------------------------------
01/01/97 - 02/28/97    10.65    10.65       --           0.0430        0.40
-----------------------------------------------------------------------------
                                      Total: $0.1270    $2.7336
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          02/28/97:   42.99%
-----------------------------------------------------------------------------

Performance Summary Class C Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/02/92 - 12/31/92   $10.45   $10.56       --          $0.2663        3.65%
                                         $
-----------------------------------------------------------------------------
1993                   10.56    11.26     0.0253         0.5226       12.04
-----------------------------------------------------------------------------
1994                   11.26     9.69     0.1017         0.4613       (8.81)
-----------------------------------------------------------------------------
1995                    9.69    10.81       --           0.4875       16.87
-----------------------------------------------------------------------------
1996                   10.81    10.65       --           0.4651        2.95
-----------------------------------------------------------------------------
01/01/97 - 02/28/97    10.65    10.66       --           0.0456        0.52
-----------------------------------------------------------------------------
                                      Total: $0.1270    $2.2484
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          02/28/97:   28.07%
-----------------------------------------------------------------------------

/1Figures/assume reinvestment of all dividends and capital gain distributions at net asset value on the payable dates, and do not include sales charges; results for each class would be lower if sales charges were included.
The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 CALIFORNIA TAX-FREE INCOME FUND
PAINEWEBBER
            PORTFOLIO OF INVESTMENTS                           FEBRUARY 28, 1997

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES              RATES         VALUE
 ---------                            -------------------- --------------- ------------
 MUNICIPAL BONDS AND NOTES - 98.99%
  $ 7,150  California General
            Obligation Bonds.......   06/01/09 to 11/01/09 5.000 to 6.500% $  7,393,674
    2,000  California Educational
            Facilities Authority
            Claremont College......         05/01/22            6.375         2,083,160
    6,000  California Educational
            Facilities Authority
            Stanford University....   01/01/13 to 11/01/16 6.000 to 6.750     6,269,435
    1,740  California Educational
            Facilities Authority
            University of San
            Francisco..............         10/01/07            6.250         1,930,687
    3,500  California Educational
            Facilities Authority
            University of Southern
            California.............         10/01/15            7.200         3,624,005
    2,000  California Health
            Facilities Financing
            Authority
            Kaiser Permanente
            Hospital...............         10/01/18            7.000         2,154,000
    3,500  California State
            Department of
            Transportation.........         03/01/16            6.500         3,657,010
      500  California Statewide
            Communities Development
            Authority St. Joseph's
            Health System..........         03/03/97            3.350*          500,000
    3,370  University of California
            Revenues
            Multiple Purpose
            Projects (MBIA
            Insured)...............         09/01/01           10.000         4,132,597
    4,000  University of California
            Revenues
            Refunding Housing
            Systems Series A.......         11/01/13            5.000         3,812,560
    1,000  Anaheim Public Financing
            Authority Lease Revenue
            Senior Public
            Improvements Project
            Series A...............         09/01/24            6.000         1,058,700
    1,390  Beverly Hills
            Certificates of
            Participation..........   06/01/15 to 06/01/19 6.750 to 7.000     1,475,161
    4,000  Central Coast Water
            Authority Revenue
            Series A...............         10/01/16            5.000         3,720,960
    1,350  Contra Costa County
            Transportation
            Commission
            Sales Tax Revenue
            Bonds..................         03/01/07            6.875         1,527,741
    6,175  Contra Costa Water
            District (AMBAC
            Insured)...............         10/01/22            6.375         6,612,375
    3,850  Downey Certificates of
            Participation
            Civic Center Project...   02/01/07 to 02/01/09      6.500         4,330,667
    2,000  East Bay Municipal
            Utility District.......         06/01/12            6.000         2,082,040
    1,895  Foothill/Eastern
            Transportation Corridor
            Agency California Toll
            Road Revenue...........         01/01/34            6.000         1,875,368
    1,000  Intermodal Container
            Transfer Facilities
            Southern Pacific
            Transfer Company.......         11/01/14            7.700         1,061,760
    3,000  Kings River Conservation
            District
            Pine Flat Power........         01/01/12            6.375         3,187,620
    4,960  Los Angeles County
            Public Works Financing
            Authority Revenue
            Regional Parks and Open
            Space
            (MBIA Insured).........         10/01/09            6.100         5,289,642
    3,000  Los Angeles Department
            of Water & Power
            (Crossover refunded to
            01/15/01 @ 102)........         01/15/31            7.100         3,333,120
    1,500  Los Angeles Department
            of Water & Power
            (Crossover refunded to
            02/15/99 @ 102)........         02/15/19            7.200         1,613,955
    3,000  Los Angeles Harbor
            Department Revenue
            Bonds
            (Pre-refunded with U.S.
            Government Securities
            to 08/01/02 @ 102).....         08/01/20            6.400         3,335,580
    5,400  Los Angeles Metropolitan
            Transportation
            Authority
            Sales Tax Revenue
            (AMBAC Insured)........         07/01/25            5.000         4,871,286
    1,265  Los Angeles Transport
            Commission
            Sales Tax Revenue (MBIA
            Insured)...............         07/01/13            6.250         1,342,722
    1,260  Los Angeles Wastewater
            Systems Revenue........         06/01/12            6.250         1,337,452
    8,100  Metropolitan Water
            District of Southern
            California
            Series C...............   07/01/27 to 07/01/37      5.000         7,213,140
    1,800  Modesto Public Financing
            Authority Lease Revenue
            John Thurman Field
            Renovation Project.....         11/01/16            6.125         1,793,502
    9,000  Newport Beach Health
            Facilities
            Hoag Memorial Hospital.         03/03/97            3.350*        9,000,000

 CALIFORNIA TAX-FREE INCOME FUND
PAINEWEBBER

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------
 MUNICIPAL BONDS AND NOTES - (CONCLUDED)
  $ 5,000  Oakland General
            Obligation Bonds (FGIC
            Insured)...............         06/15/22           6.000%     $  5,111,950
    4,535  Ontario Redevelopment
            Financing Authority
            Revenue
            Center City Cimarron
            Project................         08/01/15           6.250         4,776,443
      810  Orange County Mortgage
            Revenue Bonds (GNMA
            Insured)...............         09/01/16           7.800           835,061
    1,745  Redding Joint Powers
            Financing Authority
            Electric Systems
            Revenue................         06/01/00           5.500         1,814,364
    2,315  San Bernardino County
            Transportation
            Authority
            Sales Tax Revenue......         03/01/09           6.250         2,565,043
    8,300  San Diego Industrial
            Development Authority
            San Diego Gas &
            Electric...............         09/01/18       6.100 to 6.400    8,583,307
    2,000  San Francisco Sewer
            (AMBAC Insured)........         10/01/11           6.000         2,091,540
    4,525  San Joaquin Hills
            Transportation Corridor
            Agency Toll Road
            Revenue................         01/01/00           4.950+        3,928,153
    1,000  San Jose Redevelopment
            Agency Tax Allocation..         08/01/09           6.000         1,087,810
    2,000  Santa Clara County
            Financing Authority
            Lease
            (AMBAC Insured)........         11/15/20           6.750         2,243,400
    5,000  Santa Monica Parking
            Authority..............         07/01/16           6.375         5,267,050
    5,000  Southern California
            Public Power Authority.         07/01/20           5.500         4,821,400
    3,500  Southern California
            Rapid Transit District
            Special Benefit
            Assessment District....         09/01/08           6.000         3,716,860
   16,630  Puerto Rico Electric
            Power Authority
            Revenue................   07/01/12 to 07/01/25 5.000 to 5.500   15,469,092
                                                                          ------------
 Total Investments (cost -
   $158,248,945) - 98.99%...........                                       163,931,392
 Other assets in excess of
  liabilities - 1.01%...............                                         1,675,969
                                                                          ------------
 Net Assets - 100.00%...............                                      $165,607,361
                                                                          ============

-------
* Variable rate demand notes and variable rate certificates of participation which are payable on demand. The maturity date shown is the next interest rate reset date; the interest rate shown is the current rate as of February 28, 1997.
+ Zero coupon bond, interest rate reflects yield to maturity at date of purchase.
AMBAC - American Municipal Bond Assurance Corporation
FGIC - Financial Guaranty Insurance Company
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance

                 See accompanying notes to financial statements

 NATIONAL TAX-FREE INCOME FUND
PAINEWEBBER
            PORTFOLIO OF INVESTMENTS                           FEBRUARY 28, 1997

 PRINCIPAL
  AMOUNT                                    MATURITY       INTEREST
   (000)                                     DATES          RATES      VALUE
 ---------                            -------------------- -------- ------------
 MUNICIPAL BONDS AND NOTES - 101.78%
 Alaska - 0.30%
  $ 1,025  Anchorage Telephone
            Utility Revenue Series
            A......................         03/01/06        6.000%  $  1,098,605
                                                                    ------------
 Arizona - 5.43%
   10,510  Maricopa County
            Community College
            District...............         07/01/07        6.000     11,180,643
    2,500  Maricopa County School
            District Kyrene
            Elementary.............         07/01/00        4.720+     2,158,425
    2,875  Maricopa County School
            District (MBIA
            Insured)...............         07/01/01        5.025+     2,362,848
    3,700  Phoenix General
            Obligation Bonds.......         07/01/16        6.250      4,069,556
                                                                    ------------
                                                                      19,771,472
                                                                    ------------
 California - 4.15%
      160  California State (FGIC
            Insured)...............         11/01/12        7.000        181,706
      200  California Statewide
            Communities Development
            Authority
            St. Joseph's Health
            System.................         03/03/97        3.350*       200,000
    3,000  Foothill/Eastern
            Transportation Corridor
            Agency
            California Toll Road
            Revenue Series A.......         01/01/34        6.000      2,968,920
      200  Irvine Ranch Water
            District Dates Capital
            Improvement Project....         03/03/97        3.250*       200,000
   10,000  Metropolitan Water
            District of Southern
            California Waterworks
            Revenue................         07/01/37        5.000      8,841,500
    2,845  University of California
            Revenues
            Refunding Housing
            Systems Series A.......         11/01/13        5.000      2,711,683
                                                                    ------------
                                                                      15,103,809
                                                                    ------------
 Colorado - 3.98%
   12,000  Arapahoe County Capital
            Improvement Trust Fund
            Highway Revenue........         08/31/26        7.000     13,228,920
    1,235  University of Colorado..         12/01/00        5.500      1,281,930
                                                                    ------------
                                                                      14,510,850
                                                                    ------------
 Connecticut - 0.18%
      600  Connecticut State.......         03/15/12        6.000        647,694
                                                                    ------------
 District of Columbia - 1.28%
    4,355  District of Columbia
            Hospital Revenue
            Medlantic Healthcare
            Group..................   08/15/09 to 08/15/10  6.000      4,649,896
                                                                    ------------
 Florida - 1.71%
    2,750  Florida State Board of
            Education..............         06/01/20        7.000      3,027,337
    3,000  Plant City Utility
            Systems Revenue........         10/01/15        6.000      3,209,370
                                                                    ------------
                                                                       6,236,707
                                                                    ------------
 Georgia - 4.01%
    5,000  Conyers Water and Sewage
            Revenue (AMBAC
            Insured)...............         07/01/15        6.600      5,612,500
    8,000  Hall County School
            District (AMBAC
            Insured)...............         12/01/14        6.700      8,985,040
                                                                    ------------
                                                                      14,597,540
                                                                    ------------

 NATIONAL TAX-FREE INCOME FUND
   PAINEWEBBER

 PRINCIPAL
  AMOUNT                                     MATURITY       INTEREST
   (000)                                      DATES          RATES      VALUE
 ---------                             -------------------- -------- ------------
 MUNICIPAL BONDS AND NOTES - (CONTINUED)
 Hawaii - 1.44%
  $ 4,515  Hawaii General Obligation
            Bonds...................         01/01/15        6.250%  $  4,748,471
      500  Hawaii State.............         02/01/08        5.125        502,680
                                                                     ------------
                                                                        5,251,151
                                                                     ------------
 Idaho - 0.11%
      400  Idaho Health Facilities
            Authority
            St. Lukes Medical Center
            Project.................         03/03/97        3.450*       400,000
                                                                     ------------
 Illinois - 5.62%
    1,000  Illinois Board of
            Education
            Chicago School Reform...         12/01/12        6.250      1,094,910
    4,335  Illinois Development
            Finance Authority
            Citizens Utilities......         08/01/20        7.150      4,625,272
    1,000  Illinois Health
            Facilities Authority
            Evangelical Hospital....         04/15/17        6.750      1,139,160
    1,100  Illinois Health
            Facilities Authority
            Revenue
            Central Dupage
            Healthcorp..............         03/03/97        3.450*     1,100,000
    2,000  Illinois Skyway Toll
            Bridge Revenue..........         01/01/10        6.500      2,235,000
      500  Chicago Metropolitan
            Water Reclamation
            District................         12/01/10        7.000        587,610
    2,500  Chicago Series A2........         01/01/15        6.250      2,720,150
    1,170  Northern Illinois
            University (Pre-refunded
            with U.S. Government
            Securities to 04/01/09 @
            100)....................         04/01/13       10.400      1,608,867
    4,620  Regional Transportation
            Authority (FGIC
            Insured)................         06/01/14        7.100      5,370,057
                                                                     ------------
                                                                       20,481,026
                                                                     ------------
 Indiana - 4.68%
    3,000  Indiana Health Facility
            Finance Authority
            Methodist Hospital of
            Indiana.................         09/01/15        5.750      2,986,470
   10,650  Indianapolis Local Public
            Improvement Series C....         01/01/17        6.700     11,840,883
    2,000  Purdue University........         07/01/15        6.700      2,206,480
                                                                     ------------
                                                                       17,033,833
                                                                     ------------
 Kentucky - 0.85%
    3,000  Jefferson County School
            District Series B.......         01/01/99        5.500      3,082,170
                                                                     ------------
 Louisiana - 0.83%
    1,400  Louisiana Public
            Facilities Authority
            Tulane University (Pre-
            refunded with U.S.
            Government Securities to
            08/15/97 @ 102).........         08/15/15        8.000      1,455,986
    1,580  Louisiana Public
            Facilities Authority
            Revenue
            Kenner Hotel Limited....         03/03/97        3.500*     1,580,000
                                                                     ------------
                                                                        3,035,986
                                                                     ------------
 Massachusetts - 4.29%
    8,000  Massachusetts General
            Obligation Bonds........         06/01/13        6.500      8,788,640
    3,290  Massachusetts General
            Obligation Bonds (FGIC
            Insured)................   11/01/13 to 11/01/14  7.000      3,818,670
    1,770  Massachusetts Water
            Resources Authority.....         12/01/11        6.000      1,897,458
    1,000  Massachusetts Water
            Resources Authority
            (Pre-refunded
            with U.S. Government
            Securities to 04/01/00 @
            102)....................         04/01/16        7.500      1,111,660
                                                                     ------------
                                                                       15,616,428
                                                                     ------------

 NATIONAL TAX-FREE INCOME FUND
   PAINEWEBBER

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES          VALUE
 ---------                            -------------------- --------------  ------------
 MUNICIPAL BONDS AND NOTES - (CONTINUED)
 Michigan - 2.67%
  $ 1,000  Michigan State Hospital
            Finance Authority
            McLaren Regional
            Medical Center (Pre-
            refunded with U.S.
            Government Securities
            to 09/15/01 @ 102).....         09/15/21           7.500%      $  1,142,880
    7,850  Royal Oak Hospital
            Finance Authority
            William Beaumont
            Hospital...............   01/01/19 to 01/01/20 6.625 to 6.750     8,571,014
                                                                           ------------
                                                                              9,713,894
                                                                           ------------
 Minnesota - 1.77%
    6,000  Minnesota Public
            Facilities Authority
            Water Pollution........         03/01/15           6.250          6,448,980
                                                                           ------------
 New Jersey - 4.25%
    1,890  New Jersey Housing
            General Resolution
            Series A...............         11/01/04           6.700          2,027,724
   12,000  New Jersey State
            Turnpike Authority
            (MBIA Insured).........         01/01/16           6.500         13,441,080
                                                                           ------------
                                                                             15,468,804
                                                                           ------------
 New York - 19.61%
    3,000  New York State Dormitory
            Authority Revenues
            State University
            Educational Facilities
            Series A (Pre-refunded
            with U.S. Government
            Securities to 05/15/00
            @ 102).................         05/15/05           7.625          3,357,150
   11,590  New York State Dormitory
            Authority Revenues
            City University........   07/01/02 to 07/01/03     6.000         12,194,373
    7,300  New York State
            Environmental
            Facilities Corporation
            State Water Pollution
            Control................   06/15/12 to 06/15/14 6.875 to 7.500     8,191,187
    7,325  New York State Local
            Government Assistance
            Corporation............   04/01/14 to 04/01/17 5.500 to 6.000     7,539,949
    2,550  New York State Medical
            Care Facilities Finance
            Agency Revenue St Lukes
            Hospital (Pre-refunded
            with U.S. Government
            Securities to 02/15/00
            @ 102).................         02/15/29           7.450          2,821,473
    4,000  Municipal Assistance
            Corporation for the
            City of
            New York...............         07/01/00           5.500          4,157,800
      200  New York City Municipal
            Water Finance
            Authority..............         03/03/97           3.450*           200,000
      500  New York City...........         03/03/97       3.450 to 3.550*      500,000
    4,960  New York City Municipal
            Water Finance
            Authority..............         06/15/12           7.100          5,460,513
    3,800  Port Authority of New
            York and New Jersey....         03/03/97           3.450*         3,800,000
   12,875  Triborough Bridge &
            Tunnel Authority.......   01/01/10 to 01/01/17 5.500 to 7.100    13,185,706
   10,000  United Nations
            Development
            Corporation............         07/01/26           6.000         10,025,000
                                                                           ------------
                                                                             71,433,151
                                                                           ------------
 North Carolina - 2.18%
    3,400  North Carolina Eastern
            Municipal Power Agency.         01/01/13           7.000          3,811,162
    4,000  North Carolina Medical
            Care Company Rex
            Hospital...............         06/01/17           6.250          4,121,640
                                                                           ------------
                                                                              7,932,802
                                                                           ------------
 Ohio - 0.29%
    1,000  Ohio State
            Infrastructure
            Improvement............         08/01/13           6.200          1,071,330
                                                                           ------------
 Oklahoma - 2.65%
    5,780  Oklahoma State Turnpike
            Authority
            First Senior Systems
            (Pre-refunded with U.S.
            Government Securities
            to 01/01/99 @ 102).....         01/01/21           7.875          6,274,826
    3,290  Holdenville Industrial
            Authority
            Correctional Facility
            Revenue................   07/01/03 to 07/01/06 6.050 to 6.350     3,373,696
                                                                           ------------
                                                                              9,648,522
                                                                           ------------

 NATIONAL TAX-FREE INCOME FUND
   PAINEWEBBER

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------
 MUNICIPAL BONDS AND NOTES - (CONCLUDED)
 Oregon - 3.03%
  $10,400  Portland Sewer Systems
            Revenue................         06/01/15           6.250%     $ 11,052,600
                                                                          ------------
 Pennsylvania - 0.84%
    3,000  Pennsylvania State
            Turnpike Commission
            Revenue................         12/01/12           5.750         3,071,280
                                                                          ------------
 Puerto Rico - 1.72%
    1,500  Puerto Rico Commonwealth
            (MBIA Insured).........         07/01/15           5.650         1,553,835
    2,425  Puerto Rico Commonwealth
            Highway &
            Transportation
            Authority..............         07/01/36           5.000         2,145,931
    2,400  Puerto Rico Electric
            Power Authority Power
            Revenue................         07/01/09           6.125         2,568,480
                                                                          ------------
                                                                             6,268,246
                                                                          ------------
 South Carolina - 5.53%
   27,515  Piedmont Municipal Power
            Agency.................         01/01/23           4.000        20,131,075
                                                                          ------------
 Texas - 14.48%
    2,705  Texas State Public
            Finance Authority......         10/01/13           6.000         2,815,499
    2,900  Texas State Public
            Property Finance
            Corporation Revenue....         09/01/03           5.400         2,899,507
    9,000  Austin Utility Systems
            Revenue++..............   11/15/05 to 11/15/12 6.500 to 6.750    9,813,450
    3,200  Bexar Metropolitan Water
            District...............         05/01/25           6.350         3,470,912
      700  Guadalupe Blanco River
            Authority
            Central Tax Power......         03/03/97           3.500*          700,000
      710  Harris County Toll Road
            Authority (AMBAC
            Insured)...............         08/15/17           6.500           778,707
   23,000  San Antonio Electric and
            Gas Revenue............         02/01/11           5.750        23,332,580
    4,000  San Antonio.............         08/01/01           8.000         4,573,080
    4,000  Texarkana Health
            Facilities Development
            Corporation Wadley
            Regional Medical Center
            (MBIA Insured).........         10/01/19           7.000         4,372,440
                                                                          ------------
                                                                            52,756,175
                                                                          ------------
 Utah - 1.47%
    5,000  Intermountain Power
            Agency.................         07/01/07           6.000         5,374,450
                                                                          ------------
 Vermont - 0.80%
    2,750  Burlington Electric
            Revenue Series A.......         07/01/14           6.250         2,935,378
                                                                          ------------
 Virginia - 1.63%
    4,350  Virginia State Public
            Facilities Authority...         06/01/15           6.500         4,870,216
    1,000  Hampton Roads Medical
            College................         11/15/16           6.875         1,068,780
                                                                          ------------
                                                                             5,938,996
                                                                          ------------
 Total Investments (cost -
   $354,954,992) - 101.78...........                                       370,762,850
 Liabilities in excess of other as-
  sets - (1.78)%....................                                        (6,490,965)
                                                                          ------------
 Net Assets - 100.00%...............                                      $364,271,885
                                                                          ============

-------
* Variable rate demand notes and variable rate certificates of participation which are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of February 28, 1997.
+ Zero coupon bond, interest rate reflects yield to maturity at date of purchase.
++ Purchased on a forward committment basis.
 AMBAC - American Municipal Bond Assurance Corporation
 FGIC - Financial Guaranty Insurance Company
 MBIA - Municipal Bond Investors Assurance
                 See accompanying notes to financial statements

 MUNICIPAL HIGH INCOME FUND
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS                          FEBRUARY 28, 1997

 PRINCIPAL
  AMOUNT                                  MATURITY         INTEREST
   (000)                                    DATES           RATES         VALUE
 ---------                            ----------------  -------------- -----------
 MUNICIPAL BONDS AND NOTES - 98.80%
 California - 3.56%
  $  200   Irvine Ranch Water
            District
            Dates Capital
            Improvement Project....       03/03/97          3.250%*    $   200,000
   2,975   Long Beach Aquarium of
            the Pacific Project....       07/01/15          6.125        2,966,581
                                                                       -----------
                                                                         3,166,581
                                                                       -----------
 Colorado - 3.53%
   3,000   Hyland Hills
            Metropolitan Park and
            Recreation District....       12/15/15          6.750        3,139,530
                                                                       -----------
 Florida - 2.44%
   2,035   Escambia County
            Pollution Control
            Champion International
            Corporation Project....       08/01/22          6.900        2,170,857
                                                                       -----------
 Georgia - 2.94%
   2,500   Development Authority of
            Effingham County
            Fort Howard Paper......       10/01/05          7.900        2,613,150
                                                                       -----------
 Illinois - 8.06%
   3,750   Illinois Educational
            Facilities Authority         12/01/17 to
            Columbia College.......       12/01/18      6.125 to 6.875   3,826,737
   3,000   Metropolitan Pier &
            Exposition Authority
            (Illinois) Mccormick
            Place Convention
            Complex................       07/01/26          7.000        3,347,700
                                                                       -----------
                                                                         7,174,437
                                                                       -----------
 Indiana - 11.66%
   4,000   Indiana State
            Development Finance
            Authority
            Inland Steel
            Corporation............       11/01/11          7.250        4,137,880
   1,300   Crawfordsville Economic
            Development Authority
            Kroger Co..............       11/01/12          7.700        1,436,630
   2,500   Indianapolis Airport
            Authority
            Federal Express........       01/15/17          7.100        2,698,825
   2,000   Wabash Solid Waste
            Disposal
            Jefferson Smurfit
            Corporation Project....       06/01/26          7.500        2,100,880
                                                                       -----------
                                                                        10,374,215
                                                                       -----------
 Kentucky - 5.43%
   2,200   Ashland Sewage and Solid
            Waste
            Ashland Incorporated
            Project................       02/01/22          7.125        2,379,080
   1,250   Kenton County Airport
            Board
            Delta Airlines.........       02/01/21          7.125        1,329,287
   1,000   Russell Health Financing
            Authority
            Franciscan Sisters of
            the Poor Health System.       07/01/15          8.100        1,126,860
                                                                       -----------
                                                                         4,835,227
                                                                       -----------
 Louisiana - 3.60%
   1,000   Pointe Coupee Parish
            Gulf States Utilities..       03/01/13          6.700        1,021,250
   2,000   West Feliciana Parish
            Gulf States Utilities..       12/01/14          7.700        2,179,600
                                                                       -----------
                                                                         3,200,850
                                                                       -----------

 MUNICIPAL HIGH INCOME FUND
   PAINEWEBBER

 PRINCIPAL
  AMOUNT                                      MATURITY      INTEREST
   (000)                                        DATES        RATES      VALUE
 ---------                                ----------------  -------- -----------
 MUNICIPAL BONDS AND NOTES - (CONTINUED)
 Massachusetts - 1.16%
  $1,000   Agawam Resource Recovery
            Springfield Project........       12/01/08       8.500%  $ 1,033,240
                                                                     -----------
 New Hampshire - 2.98%
   2,500   New Hampshire Industrial
            Development Authority
            Central Maine Power
            Company....................       05/01/14       7.375     2,647,400
                                                                     -----------
 New Jersey - 7.03%
   2,000   New Jersey Economic
            Development Authority
            Vineland Cogeneration L.P.
            Project....................       06/01/19       7.875     2,159,700
   3,900   New Jersey Health Care
            Facilities Financing
            Authority Columbus
            Hospital...................       07/01/21       7.500     4,094,844
                                                                     -----------
                                                                       6,254,544
                                                                     -----------
 New Mexico - 6.23%
   3,900   Chaves County Hospital
            Revenue Bonds
            Eastern New Mexico Medical       12/01/10 to
            Center.....................       12/01/22       7.250     4,129,922
   1,400   Farmington Pollution Control
            Revenue
            Public Service Company of
            New Mexico.................       12/01/16       6.300     1,417,234
                                                                     -----------
                                                                       5,547,156
                                                                     -----------
 New York - 12.09%
   2,800   New York City Industrial
            Development Agency
            American Airlines
            Incorporated...............       08/01/24       6.900     3,016,972
   3,870   New York Energy Research and
            Development Authority
            Lilco......................       09/01/19       7.150     4,137,533
   3,500   Port Authority New York and
            New Jersey
            Kennedy International
            Airport Cogeneration
            Project
            4th Installment Project....       10/01/11       6.750     3,606,715
                                                                     -----------
                                                                      10,761,220
                                                                     -----------
 North Dakota - 0.11%
     100   Grand Forks Health Care
            Facilities
            The United Hospital Group
            Project....................       03/03/97       3.450*      100,000
                                                                     -----------
 Ohio - 4.20%
   3,000   Dayton Emery Air Freight....       10/01/09       6.200     3,056,820
     600   Meigs County Kroger Co......       10/01/11       8.375       675,858
                                                                     -----------
                                                                       3,732,678
                                                                     -----------
 Oklahoma - 2.36%
   2,050   Holdenville Industrial
            Authority
            Correctional Facility......       07/01/10       6.600     2,102,418
                                                                     -----------
 Pennsylvania - 4.86%
   1,500   Beaver County Industrial
            Development Authority
            Toledo Edison..............       05/01/20       7.750     1,641,120

 MUNICIPAL HIGH INCOME FUND
   PAINEWEBBER

 PRINCIPAL
  AMOUNT                                   MATURITY       INTEREST
   (000)                                     DATES         RATES       VALUE
 ---------                             ----------------  ---------  -----------
 MUNICIPAL BONDS AND NOTES - (CONCLUDED)
 Pennsylvania - (concluded)
  $2,610   Philadelphia Hospitals
            and Higher Education
            Facilities Authority -
             Jeanes Health Systems..       07/01/10        6.600%   $ 2,683,237
                                                                    -----------
                                                                      4,324,357
                                                                    -----------
 South Carolina - 2.04%
   1,750   Myrtle Beach Certificates
            of Participation
            Convention Center
            Project.................       07/01/17        6.875      1,811,338
                                                                    -----------
 Texas - 2.11%
   1,875   El Paso International
            Airport
            Marriott Hotel..........       03/01/22        7.875      1,879,556
                                                                    -----------
 Virginia - 1.33%
   1,175   Loudoun County Industrial
            Development Authority
            Dulles Airport Marriott
            Hotel...................       09/01/15        7.125      1,185,681
                                                                    -----------
 West Virginia - 2.43%
   1,900   Harrison County
            Commercial Development
            Bonds Kroger Co.........       11/01/14        8.100      2,164,651
                                                                    -----------
 Wisconsin - 4.44%
   3,900   Janesville Industrial
            Development Revenue
            Bonds Simmons
            Manufacturing Co.
            Paramount
            Communications..........       10/15/17        7.000      3,950,934
                                                                    -----------
 Wyoming - 4.21%
   3,500   Sweetwater County Solid
            Waste Disposal Revenue
            FMC Corporation Project.       06/01/24        7.000      3,745,420
                                                                    -----------
 Total Investments (cost -
   $85,339,948) - 98.80%.............                                87,915,440
 Other assets in excess of
  liabilities - 1.20%................                                 1,070,521
                                                                    -----------
 Net Assets - 100.00%................                               $88,985,961
                                                                    ===========

-------
* Variable rate demand notes and variable rate certificates of participation which are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of February 28, 1997.


                 See accompanying notes to financial statements

 NEW YORK TAX-FREE INCOME FUND
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS                           FEBRUARY 28, 1997

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES              RATES         VALUE
 ---------                            -------------------- --------------- -----------
 MUNICIPAL BONDS AND NOTES - 99.61%
  $1,705   Metropolitan
            Transportation
            Authority..............   07/01/11 to 07/01/17 5.500 to 6.250% $ 1,716,644
     400   Metropolitan
            Transportation
            Authority (MBIA
            Insured)...............         01/01/08            6.875          431,092
   1,750   Metropolitan
            Transportation
            Authority
            New York Commuter
            Facilities.............         07/01/17            6.250        1,847,702
   2,350   New York State Dormitory
            Authority Revenue Bonds
            City University of New
            York...................   07/01/02 to 07/01/16 5.625 to 6.000    2,400,944
     450   New York State Dormitory
            Authority Revenue Bonds
            Colgate University.....         07/01/16            6.000          478,211
   2,000   New York State Dormitory
            Authority Revenue Bonds
            Columbia University....         07/01/14            4.750        1,823,140
      40   New York State Dormitory
            Authority Revenue Bonds
            Fordham University
            (AMBAC Insured)........         07/01/15            7.200           43,871
   1,700   New York State Dormitory
            Authority Revenue Bonds
            State University of New
            York...................   05/15/16 to 05/15/17 6.000 to 7.000    1,737,509
     800   New York State Energy
            Research & Development
            Central Hudson Gas &
            Electric (FGIC
            Insured)...............         10/01/14            7.375          876,600
   2,400   New York State Energy
            Research & Development
            Consolidated Edison
            Company................         08/15/20            6.100        2,451,264
     600   New York State Energy
            Research & Development
            New York Electric &
            Gas....................         03/03/97           3.350*          600,000
     250   New York State Energy
            Research & Development
            Niagara Mohawk (FGIC
            Insured)...............         10/01/13            6.625          274,565
   1,500   New York State
            Environmental
            Facilities Corporation
            Spring Valley Water
            (AMBAC Insured)........         08/01/24            6.150        1,561,935
   1,400   New York State
            Environmental
            Facilities Corporation
            State Water Pollution
            Control................   06/15/10 to 06/15/12 7.250 to 7.500    1,546,853
     300   New York State Housing
            Finance Agency.........         09/15/12            7.300          329,322
   1,500   New York State Local
            Government Assistance
            Corporation............         04/01/20            6.500        1,611,960
     580   New York State Medical
            Care Facilities
            Hospital and Nursing
            (FHA Insured)..........         02/15/09            7.500          620,588
   1,500   New York State Medical
            Care Facilities
            Hospital & Nursing
            (Huntington Hospital)..         11/01/14            6.500        1,556,520
   3,155   New York State Thruway
            Authority..............   01/01/00 to 01/01/02 5.500 to 5.900+   2,610,348
   2,000   New York State Thruway
            Authority
            Highway & Bridge Trust
            Fund...................         04/01/14            6.000        2,075,020
   1,900   New York State Urban
            Development
            Corporation............   01/01/04 to 04/01/05 6.250 to 6.400    2,031,858
   1,000   Port Authority of New
            York & New Jersey......         08/01/14            5.625          990,640
     300   Port Authority of New
            York & New Jersey......         03/03/97           3.450*          300,000
   1,000   Triborough Bridge and
            Tunnel Authority.......         01/01/12            6.000        1,079,800
     200   Triborough Bridge And
            Tunnel Authority (MBIA
            Insured)...............         01/01/17            6.625          216,940
   1,000   Erie County Water
            Revenue Authority
            (AMBAC Insured)........         12/01/14            6.750        1,108,580
   2,850   New York City...........   06/01/05 to 02/15/26 5.500 to 8.250    2,815,930
   1,730   New York City Industrial
            Development Bonds
            Lighthouse Project.....         07/01/22            6.500        1,830,184
     545   New York City Municipal
            Water Finance
            Authority..............         06/15/12            7.100          599,996
   1,025   Niagara Falls (FGIC
            Insured)...............         06/15/08            5.500        1,055,863

 NEW YORK TAX-FREE INCOME FUND
   PAINEWEBBER

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- -----------
 MUNICIPAL BONDS AND NOTES - (CONCLUDED)
  $1,250   Oneida Herkimer Waste
            Management Authority...         04/01/14           6.750%     $ 1,277,125
   3,700   Puerto Rico Commonwealth
            Highway &
            Transportation
            Authority..............   07/01/13 to 07/01/36 5.000 to 6.250   3,480,704
   2,000   Puerto Rico Electric
            Power Authority
            Revenue................   07/01/09 to 07/01/21 5.250 to 6.125   1,991,540
     785   Puerto Rico Industrial
            Medical & Environmental
            Authority Warner
            Lambert................         05/01/14           7.600          852,196
                                                                          -----------
 Total Investments (cost -                                                 46,225,444
  $44,148,998) - 99.61%.............
 Other assets in excess of                                                    182,866
 liabilities - 0.39%................
                                                                          -----------
 Net Assets - 100.00%...............                                      $46,408,310
                                                                          ===========

-------
* Variable rate demand note is payable on demand. The maturity date shown is the next interest rate reset date, the interest rate shown is the current rate as of February 28, 1997.
+ Zero coupon bond, interest rate reflects yield to maturity at date of purchase.
 AMBAC - American Municipal Bond Assurance Corporation
 FGIC - Financial Guaranty Insurance Company
 FHA - Federal Housing Authority
 MBIA - Municipal Bond Investors Assurance


                 See accompanying notes to financial statements

PAINEWEBBER
            STATEMENTS OF ASSETS AND LIABILITIES               FEBRUARY 28, 1997

                            CALIFORNIA     NATIONAL     MUNICIPAL    NEW YORK
                             TAX-FREE      TAX-FREE       HIGH       TAX-FREE
                           INCOME FUND   INCOME FUND   INCOME FUND  INCOME FUND
                           ------------  ------------  -----------  -----------
Assets
Investments in
 securities, at value
 (cost--$158,248,945,
 $354,954,992,
 $85,339,948 and
 $44,148,998,
 respectively)...........  $163,931,392  $370,762,850  $87,915,440  $46,225,444
Cash.....................        39,295           --         9,633       44,297
Receivable for
 investments sold........        36,365    13,391,533          --           --
Interest receivable......     2,527,015     4,118,739    1,577,898      546,749
Receivable for shares of
 beneficial interest
 sold....................        10,761        77,863        8,541       80,000
Other assets.............        40,941       115,568       68,377       42,883
                           ------------  ------------  -----------  -----------
Total assets.............   166,585,769   388,466,553   89,579,889   46,939,373
                           ------------  ------------  -----------  -----------
Liabilities
Dividends payable........       509,755       734,019      322,027      145,640
Payable for shares of
 beneficial interest
 repurchased.............       261,489     8,470,354      173,765      294,185
Payable to affiliates....       116,745       266,977       77,568        8,430
Payable for investments
 purchased...............           --     14,559,980          --           --
Accrued expenses and
 other liabilities.......        90,419       163,338       20,568       82,808
                           ------------  ------------  -----------  -----------
Total liabilities........       978,408    24,194,668      593,928      531,063
                           ------------  ------------  -----------  -----------
Net Assets
Beneficial interest--
 $0.001 par value
 (unlimited amount
 authorized).............   163,435,493   353,637,613   88,112,750   45,242,772
Accumulated net realized
 losses from investment
 transactions............    (3,510,579)   (5,173,586)  (1,702,281)    (910,908)
Net unrealized
 appreciation of
 investments.............     5,682,447    15,807,858    2,575,492    2,076,446
                           ------------  ------------  -----------  -----------
Net assets...............  $165,607,361  $364,271,885  $88,985,961  $46,408,310
                           ============  ============  ===========  ===========
Class A:
Net assets...............  $127,040,000  $263,424,971  $52,592,625  $23,160,212
                           ------------  ------------  -----------  -----------
Shares outstanding.......    11,642,146    22,807,923    5,060,767    2,173,576
                           ------------  ------------  -----------  -----------
Net asset value and
 redemption value per
 share...................        $10.91        $11.55       $10.39       $10.66
                                 ======        ======       ======       ======
Maximum offering price
 per share (net asset
 value plus sales charge
 of 4.00% of offering
 price)..................        $11.36        $12.03       $10.82       $11.10
                                 ======        ======       ======       ======
Class B:
Net assets...............  $ 20,943,158  $ 40,948,749  $19,426,506  $ 9,462,129
                           ------------  ------------  -----------  -----------
Shares outstanding.......     1,917,938     3,546,612    1,870,025      888,271
                           ------------  ------------  -----------  -----------
Net asset value and
 offering price per
 share...................        $10.92        $11.55       $10.39       $10.65
                                 ======        ======       ======       ======
Class C:
Net assets...............  $ 17,624,203  $ 59,652,477  $16,966,830  $13,785,969
                           ------------  ------------  -----------  -----------
Shares outstanding.......     1,616,175     5,165,289    1,633,045    1,293,530
                           ------------  ------------  -----------  -----------
Net asset value and
 offering price per
 share...................        $10.90        $11.55       $10.39       $10.66
                                 ======        ======       ======       ======
Class Y:
Net assets...............                $    245,688
                                         ------------
Shares outstanding.......                      21,267
                                         ------------
Net asset value, offering
 price and redemption
 value per share.........                      $11.55
                                               ======

                 See accompanying notes to financial statements

PAINEWEBBER
            STATEMENTS OF OPERATIONS        FOR THE YEAR ENDED FEBRUARY 28, 1997

                             CALIFORNIA    NATIONAL     MUNICIPAL    NEW YORK
                              TAX-FREE     TAX-FREE       HIGH       TAX-FREE
                             INCOME FUND  INCOME FUND  INCOME FUND  INCOME FUND
                             -----------  -----------  -----------  -----------
Investment income:
Interest.................... $10,529,220  $23,299,263  $6,144,379   $3,086,707
                             -----------  -----------  ----------   ----------
Expenses:
Investment advisory and
 administration.............     902,327    2,022,871     555,499      312,553
Service fees--Class A.......     344,429      730,134     132,992       65,229
Service and distribution
 fees--Class B..............     234,043      462,284     211,056      102,212
Service and distribution
 fees--Class C..............     144,672      495,098     137,105      118,348
Custody and accounting......     110,608      195,838      60,461       52,782
Legal and audit.............     101,869       97,300      70,514       98,117
Transfer agency and service
 fees.......................      64,453      149,785      57,315       62,458
State registration..........      52,794       58,480      33,214       48,802
Reports and notices to
 shareholders...............      39,003      138,934      38,040       42,807
Trustees' fees..............      12,250       12,250      12,250       12,250
Other expenses..............      36,258       11,234       7,646       30,358
                             -----------  -----------  ----------   ----------
                               2,042,706    4,374,208   1,316,092      945,916
Less: Fee waivers and
 reimbursements from
 adviser....................     --           --           --         (260,674)
                             -----------  -----------  ----------   ----------
Net expenses................   2,042,706    4,374,208   1,316,092      685,242
                             -----------  -----------  ----------   ----------
Net investment income.......   8,486,514   18,925,055   4,828,287    2,401,465
                             -----------  -----------  ----------   ----------
Realized and unrealized
 gains (losses) from
 investment activities:
Net realized gains (losses)
 from investment
 transactions...............     654,917   (2,590,396)  1,153,507      469,607
Net change in unrealized
 appreciation/depreciation
 of investments.............  (3,028,942)  (1,953,998)   (474,646)    (901,550)
                             -----------  -----------  ----------   ----------
Net realized and unrealized
 gains (losses) from
 investment activities......  (2,374,025)  (4,544,394)    678,861     (431,943)
                             -----------  -----------  ----------   ----------
Net increase in net assets
 resulting from operations.. $ 6,112,489  $14,380,661  $5,507,148   $1,969,522
                             ===========  ===========  ==========   ==========


                 See accompanying notes to financial statements

 CALIFORNIA TAX-FREE INCOME FUND
PAINEWEBBER
            STATEMENT OF CHANGES IN NET ASSETS

                                              FOR THE YEAR      FOR THE YEAR
                                                  ENDED             ENDED
                                            FEBRUARY 28, 1997 FEBRUARY 29, 1996
                                            ----------------- -----------------
From operations:
Net investment income......................   $  8,486,514      $ 11,266,576
Net realized gains from investment
 transactions..............................        654,917         6,052,923
Net change in unrealized
 appreciation/depreciation of investments..     (3,028,942)        1,143,428
                                              ------------      ------------
Net increase in net assets resulting from
 operations................................      6,112,489        18,462,927
                                              ------------      ------------
Dividends to shareholders from:
Net investment income--Class A.............     (6,690,592)       (8,722,541)
Net investment income--Class B.............       (957,662)       (1,360,956)
Net investment income--Class C.............       (838,260)       (1,183,079)
                                              ------------      ------------
Total dividends to shareholders............     (8,486,514)      (11,266,576)
                                              ------------      ------------
From beneficial interest transactions:
Net proceeds from the sale of shares.......      8,838,812         9,546,393
Cost of shares repurchased.................    (46,089,161)      (60,908,096)
Proceeds from dividends reinvested.........      4,217,037         5,722,329
                                              ------------      ------------
Net decrease in net assets from beneficial
 interest transactions.....................    (33,033,312)      (45,639,374)
                                              ------------      ------------
Net decrease in net assets.................    (35,407,337)      (38,443,023)
Net assets:
Beginning of year..........................    201,014,698       239,457,721
                                              ------------      ------------
End of year................................   $165,607,361      $201,014,698
                                              ============      ============


                 See accompanying notes to financial statements

 NATIONAL TAX-FREE INCOME FUND
PAINEWEBBER
            STATEMENT OF CHANGES IN NET ASSETS

                                               FOR THE YEAR      FOR THE YEAR
                                                   ENDED             ENDED
                                             FEBRUARY 28, 1997 FEBRUARY 29, 1996
                                             ----------------- -----------------
From operations:
Net investment income......................    $  18,925,055     $  23,261,272
Net realized gains (losses) from investment
 transactions..............................       (2,590,396)       16,795,602
Net change in unrealized
 appreciation/depreciation of investments..       (1,953,998)         (275,650)
                                               -------------     -------------
Net increase in net assets resulting from
 operations................................       14,380,661        39,781,224
                                               -------------     -------------
Dividends to shareholders from:
Net investment income--Class A.............      (14,156,747)      (16,946,168)
Net investment income--Class B.............       (1,889,671)       (2,416,713)
Net investment income--Class C.............       (2,864,344)       (4,038,027)
Net investment income--Class Y.............          (14,293)           (6,581)
                                               -------------     -------------
Total dividends to shareholders............      (18,925,055)      (23,407,489)
                                               -------------     -------------
From beneficial interest transactions:
Net proceeds from the sale of shares.......      105,046,487        73,623,651
Proceeds from shares issued in connection
 with the acquisition of Mitchell
 Hutchins/Kidder, Peabody Municipal Bond
 Fund......................................         --              11,831,545
Cost of shares repurchased.................     (190,976,675)     (180,593,964)
Proceeds from dividends reinvested.........       11,884,626        14,447,770
                                               -------------     -------------
Net decrease in net assets from beneficial
 interest transactions.....................      (74,045,562)      (80,690,998)
                                               -------------     -------------
Net decrease in net assets.................      (78,589,956)      (64,317,263)
Net assets:
Beginning of year..........................      442,861,841       507,179,104
                                               -------------     -------------
End of year................................    $ 364,271,885     $ 442,861,841
                                               =============     =============


                 See accompanying notes to financial statements

 MUNICIPAL HIGH INCOME FUND
PAINEWEBBER
            STATEMENT OF CHANGES IN NET ASSETS

                                              FOR THE YEAR      FOR THE YEAR
                                                  ENDED             ENDED
                                            FEBRUARY 28, 1997 FEBRUARY 29, 1996
                                            ----------------- -----------------
From operations:
Net investment income......................   $  4,828,287      $  6,115,736
Net realized gains from investment
 transactions..............................      1,153,507         3,605,491
Net change in unrealized
 appreciation/depreciation of investments..       (474,646)          406,432
                                              ------------      ------------
Net increase in net assets resulting from
 operations................................      5,507,148        10,127,659
                                              ------------      ------------
Dividends to shareholders from:
Net investment income--Class A.............     (2,920,065)       (3,615,202)
Net investment income--Class B.............       (997,782)       (1,295,493)
Net investment income--Class C.............       (910,440)       (1,205,041)
                                              ------------      ------------
Total dividends to shareholders............     (4,828,287)       (6,115,736)
                                              ------------      ------------
From beneficial interest transactions:
Net proceeds from the sale of shares.......     10,286,482        11,836,359
Cost of shares repurchased.................    (26,447,595)      (29,710,576)
Proceeds from dividends reinvested.........      2,620,432         3,442,477
                                              ------------      ------------
Net decrease in net assets from beneficial
 interest transactions.....................    (13,540,681)      (14,431,740)
                                              ------------      ------------
Net decrease in net assets.................    (12,861,820)      (10,419,817)
Net assets:
Beginning of year..........................    101,847,781       112,267,598
                                              ------------      ------------
End of year................................   $ 88,985,961      $101,847,781
                                              ============      ============


                 See accompanying notes to financial statements

 NEW YORK TAX-FREE INCOME FUND
PAINEWEBBER
            STATEMENT OF CHANGES IN NET ASSETS

                                              FOR THE YEAR      FOR THE YEAR
                                                  ENDED             ENDED
                                            FEBRUARY 28, 1997 FEBRUARY 29, 1996
                                            ----------------- -----------------
From operations:
Net investment income......................   $  2,401,465      $  3,039,490
Net realized gains from investment
 transactions..............................        469,607           304,150
Net change in unrealized
 appreciation/depreciation of investments..       (901,550)        2,352,203
                                              ------------      ------------
Net increase in net assets resulting from
 operations................................      1,969,522         5,695,843
                                              ------------      ------------
Dividends to shareholders from:
Net investment income--Class A.............     (1,280,146)       (1,567,191)
Net investment income--Class B.............       (425,371)         (581,692)
Net investment income--Class C.............       (695,948)         (890,607)
                                              ------------      ------------
Total dividends to shareholders............     (2,401,465)       (3,039,490)
                                              ------------      ------------
From beneficial interest transactions:
Net proceeds from the sale of shares.......      2,580,008         4,575,816
Cost of shares repurchased.................    (15,737,969)      (18,949,061)
Proceeds from dividends reinvested.........      1,553,231         1,931,595
                                              ------------      ------------
Net decrease in net assets from beneficial
 interest transactions.....................    (11,604,730)      (12,441,650)
                                              ------------      ------------
Net decrease in net assets.................    (12,036,673)       (9,785,297)
Net assets:
Beginning of year..........................     58,444,983        68,230,280
                                              ------------      ------------
End of year................................   $ 46,408,310      $ 58,444,983
                                              ============      ============


                 See accompanying notes to financial statements

 NOTES TO FINANCIAL STATEMENTS
PAINEWEBBER
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Mutual Fund Trust ("Mutual Fund Trust") and PaineWebber Municipal Series ("Municipal Series") (collectively, the "Trusts") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and January 28, 1987, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and an open-end non-diversified management investment company, respectively. Mutual Fund Trust has two series:
PaineWebber California Tax-Free Income Fund ("California Tax-Free Income Fund") and PaineWebber National Tax-Free Income Fund ("National Tax-Free Income Fund"). Municipal Series has two series: PaineWebber Municipal High Income Fund ("Municipal High Income Fund") and PaineWebber New York Tax-Free Income Fund ("New York Tax-Free Income Fund") (collectively, the "Funds").

Currently, each Fund offers Class A, Class B, Class C and Class Y shares (no Class Y shares were outstanding during the period for California Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund). Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan.

The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments -- Where market quotations are readily available, portfolio securities are valued thereon, provided such quotations adequately reflect the fair value of the securities, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Funds. When market quotations are not readily available, securities are valued based upon appraisals received from a pricing service which utilizes a computerized matrix system, or based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by or under the direction of each Trust's board of trustees. The amortized cost method of valuation, which approximates market value, is used to value debt obligations with 60 days or less remaining to maturity, unless the respective Trust's board of trustees determines that this does not represent fair value.

PAINEWEBBER


Investment Transactions and Investment Income -- Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated on the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of securities.

Income and expenses (excluding class-specific expenses) are allocated proportionately to each class of shares based upon the relative value of dividend eligible shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Realized and unrealized gains and losses are allocated proportionately to each class of shares based upon the relative value of shares outstanding at the beginning of the day (after adjusting for current capital share activity of the respective class). Class-specific expenses are charged directly to the applicable class of shares.

Dividends and Distributions -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment, temporary differences do not require reclassification.

CONCENTRATION OF RISK

Each Fund follows an investment policy of investing primarily in municipal obligations of various states except for California Tax-Free Income Fund and New York Tax-Free Income Fund which invest solely in municipal obligations of their respective states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by those Funds.

ACQUISITION

Effective November 3, 1995, National Tax-Free Income Fund acquired all of the net assets of Mitchell Hutchins/Kidder, Peabody Municipal Bond Fund ("MH/KP Municipal Bond Fund") pursuant to a plan of reorganization approved by MH/KP Municipal Bond Fund shareholders on October 27, 1995. The acquisition was accomplished by a tax-free exchange of 727,202 Class A, 255,358 Class D (currently Class C) and 35,331 Class C (currently Class Y) shares of National Tax- Free Income Fund for 739,938 Class A, 259,829 Class B and 35,950 Class C shares, respectively, of MH/KP Municipal Bond Fund outstanding on November 3, 1995. MH/KP Municipal Bond Fund's net assets at that date, valued at $11,831,545,

PAINEWEBBER
including accumulated net realized losses of $2,653,192 and net unrealized gain of investments of $586,347, were combined with those of the National Tax-Free Income Fund.

INVESTMENT ADVISER AND ADMINISTRATOR

Each Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contracts, each Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rates of 0.50% of California Tax-Free Income Fund's and National Tax-Free Income Fund's average daily net assets and 0.60% of Municipal High Income Fund's and New York Tax-Free Income Fund's average daily net assets. At February 28, 1997, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed Mitchell Hutchins $64,375, $144,500, $41,381 and $0, respectively, in investment advisory and administration fees. During the year ended February 28, 1997 Mitchell Hutchins voluntarily waived $123,590 in investment advisory and administration fees from the New York Tax-Free Income Fund. Mitchell Hutchins also voluntarily reimbursed the New York Tax-Free Income Fund $1,303 for expenses incurred during the fiscal year ended February 28, 1997.

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively. At February 28, 1997, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed Mitchell Hutchins $51,118, $119,119, $35,141 and $8,430, respectively, in service and distribution fees. For the year ended February 28, 1997, Mitchell Hutchins voluntarily waived $128,099 in service and distribution fees from New York Tax-Free Income Fund.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that, for the year ended February 28, 1997, it earned $166,044, $347,143, $106,470 and $67,697 in sales charges for the California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund, respectively.

PAINEWEBBER

TRANSFER AGENCY SERVICE FEES

Each Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Funds' transfer agent. For these services for the year ended February 28, 1997, PaineWebber earned $16,293, $43,965, $13,436 and $0 from California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund, respectively. At February 28, 1997, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed PaineWebber $1,252, $3,358, $1,046 and $0, respectively, for transfer agency service fees. For the year ended February 28, 1997, PaineWebber voluntarily waived $7,682 in transfer agency service fees from New York Tax-Free Income Fund.

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at February 28, 1997, was substantially the same as the cost of securities for financial statement purposes.

At February 28, 1997, the components of net unrealized appreciation of investments were as follows:

                                CALIFORNIA    NATIONAL     MUNICIPAL    NEW YORK
                                 TAX-FREE     TAX-FREE       HIGH       TAX-FREE
                                INCOME FUND  INCOME FUND  INCOME FUND  INCOME FUND
                                -----------  -----------  -----------  -----------
Gross appreciation
 (investments having an excess
 of value over cost)..........  $6,083,138   $16,677,454  $2,725,896   $2,169,075
Gross depreciation
 (investments having an excess
 of cost over value)..........    (400,691)     (869,596)   (150,404)     (92,629)
                                ----------   -----------  ----------   ----------
Net unrealized appreciation of
 investments..................  $5,682,447   $15,807,858  $2,575,492   $2,076,446
                                ==========   ===========  ==========   ==========

For the year ended February 28, 1997, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                CALIFORNIA    NATIONAL    MUNICIPAL   NEW YORK
                                 TAX-FREE     TAX-FREE      HIGH      TAX-FREE
                               INCOME FUND  INCOME FUND  INCOME FUND INCOME FUND
                               ------------ ------------ ----------- -----------
Purchases..................... $127,950,910 $318,536,683 $56,544,554 $20,387,193
Sales......................... $163,960,691 $387,819,504 $65,721,193 $32,854,905

PAINEWEBBER

FEDERAL TAX STATUS

Each Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for federal income taxes are required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

At February 28, 1997, the Funds had the following net capital loss carryforwards available as reductions, to the extent provided in the regulations, of future net realized capital gains which expire as follows:

FISCAL  CALIFORNIA   NATIONAL    MUNICIPAL   NEW YORK
 YEAR    TAX-FREE    TAX-FREE      HIGH      TAX-FREE
ENDING  INCOME FUND INCOME FUND INCOME FUND INCOME FUND
------  ----------- ----------- ----------- ----------- ---
 2002          --   $2,034,069         --         --
 2003   $3,509,975     549,124  $1,701,313        --
 2004          --          --          --    $910,441
 2005          --    2,590,396         --         --
        ----------  ----------  ----------   --------
        $3,509,975  $5,173,589  $1,701,313   $910,441
        ==========  ==========  ==========   ========

The capital loss carryforwards of National Tax-Free Income Fund includes $2,583,193 from its acquisition on November 3, 1995, of Mitchell
Hutchins/Kidder, Peabody Municipal Bond Fund.

To the extent that any such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

PAINEWEBBER
             SHARES OF BENEFICIAL INTEREST

             THERE IS AN UNLIMITED AMOUNT OF $0.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE AS FOLLOWS:

                           CLASS A                    CLASS B                   CLASS C
                  --------------------------  ------------------------  ------------------------
                    Shares        Amount        Shares       Amount       Shares       Amount
                  -----------  -------------  ----------  ------------  ----------  ------------
California Tax-
 Free Income
 Fund
Year Ended
 February 28,
 1997:
Shares sold.....      510,488  $   5,504,522     131,234  $  1,418,045     178,083  $  1,916,245
Shares
 repurchased....   (2,963,291)   (31,999,497)   (681,970)   (7,362,837)   (625,668)   (6,726,827)
Shares converted
 from Class B to
 Class A........       34,172        369,695     (34,152)     (369,695)     --           --
Dividends
 reinvested.....      300,002      3,229,518      39,223       422,345      52,550       565,174
                  -----------  -------------  ----------  ------------  ----------  ------------
Net decrease....   (2,118,629) $ (22,895,762)   (545,665) $ (5,892,142)   (395,035) $ (4,245,408)
                  ===========  =============  ==========  ============  ==========  ============
Year Ended
 February 29,
 1996:
Shares sold.....      388,502  $   4,236,457     228,144  $  2,487,998     260,321  $  2,821,938
Shares
 repurchased....   (3,725,470)   (40,598,803)   (898,438)   (9,785,607)   (969,110)  (10,523,686)
Shares converted
 from Class B to
 Class A........       10,277        113,004     (10,273)     (113,004)     --           --
Dividends
 reinvested.....      395,668      4,299,566      55,294       601,266      75,666       821,497
                  -----------  -------------  ----------  ------------  ----------  ------------
Net decrease....   (2,931,023) $ (31,949,776)   (625,273) $ (6,809,347)   (633,123) $ (6,880,251)
                  ===========  =============  ==========  ============  ==========  ============
                           CLASS A                    CLASS B                   CLASS C               CLASS Y
                  --------------------------  ------------------------  ------------------------  -----------------
                    Shares        Amount        Shares       Amount       Shares       Amount     Shares   Amount
                  -----------  -------------  ----------  ------------  ----------  ------------  ------  ---------
National Tax-
 Free Income
 Fund
Year Ended
 February 28,
 1997:
Shares sold.....    8,619,128  $  97,801,970     253,262  $  2,877,367     381,333  $  4,367,150     --         --
Shares
 repurchased....  (13,822,729)  (157,206,321) (1,118,597)  (12,708,618) (1,842,002)  (20,956,425) (9,251) $(105,311)
Shares converted
 from Class B to
 Class A........      107,309      1,229,690    (107,317)   (1,229,690)     --           --         --       --
Dividends
 reinvested.....      775,209      8,810,453      91,161     1,035,371     178,183     2,024,390   1,269     14,412
                  -----------  -------------  ----------  ------------  ----------  ------------  ------  ---------
Net decrease....   (4,321,083) $ (49,364,208)   (881,491) $(10,025,570) (1,282,486) $(14,564,885) (7,982) $ (90,899)
                  ===========  =============  ==========  ============  ==========  ============  ======  =========
Year Ended
 February 29,
 1996:
Shares sold.....    5,257,727  $  60,650,008     571,893  $  6,580,403     554,162  $  6,393,240    --       --
Shares issued in
 connection with
 the acquisition
 of Mitchell
 Hutchins/Kidder,
 Peabody
 Municipal Bond
 Fund...........      727,202      8,452,570      --           --          255,358     2,968,259  35,331   $410,716
Shares
 repurchased....  (10,526,704)  (121,519,966) (1,488,130)  (17,127,225) (3,634,729)  (41,869,021) (6,574)   (77,752)
Shares converted
 from Class B to
 Class A........        7,263         82,843      (7,263)      (82,843)     --           --         --       --
Dividends
 reinvested.....      889,218     10,262,007     114,973     1,325,467     247,608     2,854,511     492      5,785
                  -----------  -------------  ----------  ------------  ----------  ------------  ------  ---------
Net increase
 (decrease).....   (3,645,294) $ (42,072,538)   (808,527) $ (9,304,198) (2,577,601) $(29,653,011) 29,249  $ 338,749
                  ===========  =============  ==========  ============  ==========  ============  ======  =========

PAINEWEBBER
             SHARES OF BENEFICIAL INTEREST - (CONCLUDED)

                                  CLASS A                 CLASS B                CLASS C
                          ------------------------  ---------------------  ---------------------
                            Shares       Amount      Shares     Amount      Shares     Amount
                          ----------  ------------  --------  -----------  --------  -----------
Municipal High Income
 Fund
Year Ended February 28,
 1997:
Shares sold.............     536,992  $  5,536,346   175,425  $ 1,795,292   286,992  $ 2,954,844
Shares repurchased......  (1,250,644)  (12,777,454) (617,828)  (6,305,194) (721,045)  (7,364,947)
Shares converted from
 Class B to Class A.....      52,173       535,183   (52,179)    (535,183)
Dividends reinvested ...     156,542     1,601,417    44,526      455,296    55,120      563,719
                          ----------  ------------  --------  -----------  --------  -----------
Net decrease............    (504,937) $ (5,104,508) (450,056) $(4,589,789) (378,933) $(3,846,384)
                          ==========  ============  ========  ===========  ========  ===========
Year Ended February 29,
 1996:
Shares sold.............     486,514  $  4,928,515   328,524  $ 3,324,149   355,164  $ 3,583,695
Shares repurchased......  (1,502,572)  (15,268,177) (669,283)  (6,789,711) (755,432)  (7,652,688)
Shares converted from
 Class B to Class A.....       6,026        61,833    (6,030)     (61,833)    --         --
Dividends reinvested ...     197,771     2,009,587    63,421      643,930    77,720      788,960
                          ----------  ------------  --------  -----------  --------  -----------
Net decrease............    (812,261) $ (8,268,242) (283,368) $(2,883,465) (322,548) $(3,280,033)
                          ==========  ============  ========  ===========  ========  ===========
New York Tax-Free Income
 Fund
Year Ended February 28,
 1997:
Shares sold.............      88,199  $    925,277    88,876  $   938,568    67,988  $   716,163
Shares repurchased......    (680,523)   (7,153,673) (324,941)  (3,422,517) (489,556)  (5,161,779)
Shares converted from
 Class B to Class A.....       5,504        58,218    (5,504)     (58,218)    --         --
Dividends reinvested ...      77,051       812,033    21,753      229,150    48,603      512,048
                          ----------  ------------  --------  -----------  --------  -----------
Net decrease............    (509,769) $ (5,358,145) (219,816) $(2,313,017) (372,965) $(3,933,568)
                          ==========  ============  ========  ===========  ========  ===========
Year Ended February 29,
 1996:
Shares sold.............      75,913  $    852,300    80,011  $   838,891   272,767  $ 2,884,625
Shares repurchased......    (648,187)   (6,829,541) (427,162)  (4,485,601) (724,723)  (7,633,919)
Shares converted from
 Class B to Class A.....       1,199        12,707    (1,199)     (12,707)    --         --
Dividends reinvested....      93,623       932,899    29,185      307,243    65,656      691,453
                          ----------  ------------  --------  -----------  --------  -----------
Net decrease............    (477,452) $ (5,031,635) (319,165) $(3,352,174) (386,300) $(4,057,841)
                          ==========  ============  ========  ===========  ========  ===========

 CALIFORNIA TAX-FREE INCOME FUND
PAINEWEBBER

           FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                           CLASS A
                          ----------------------------------------------------------------------------
                                                         For the           For the
                            For the      For the          Years             Three       For the
                              Year         Year           Ended             Months        Year
                             Ended        Ended       February 28,          Ended        Ended
                          February 28, February 29, -------------------  February 28, November 30,
                              1997         1996       1995       1994        1993         1992
                          ------------ ------------ --------   --------  ------------ ------------
Net asset value,
 beginning of period....    $  11.02     $  10.68   $  11.41   $  11.80    $  11.39     $  11.13
                            --------     --------   --------   --------    --------     --------
Net investment income...        0.52         0.57       0.58       0.60        0.16         0.66
Net realized and
 unrealized gains
 (losses) from
 investments ...........       (0.11)        0.34      (0.63)     (0.08)       0.58         0.29
                            --------     --------   --------   --------    --------     --------
Net increase (decrease)
 from investment
 operations.............        0.41         0.91      (0.05)      0.52        0.74         0.95
                            --------     --------   --------   --------    --------     --------
Dividends from net
 investment income......       (0.52)       (0.57)     (0.58)     (0.60)      (0.16)       (0.66)
Distributions from net
 realized gains from
 investment
 transactions...........         --           --       (0.10)     (0.31)      (0.17)       (0.03)
                            --------     --------   --------   --------    --------     --------
Total dividends and
 distributions to
 shareholders...........       (0.52)       (0.57)     (0.68)     (0.91)      (0.33)       (0.69)
                            --------     --------   --------   --------    --------     --------
Net asset value, end of
 period.................    $  10.91     $  11.02   $  10.68   $  11.41    $  11.80     $  11.39
                            ========     ========   ========   ========    ========     ========
Total investment
 return(1)..............        3.92%        8.68%     (0.18)%     4.46%       6.52%        8.73%
                            ========     ========   ========   ========    ========     ========
Ratios/Supplemental
 data:
Net assets, end of
 period (000's).........    $127,040     $151,684   $178,234   $227,179    $247,025     $239,851
Expenses to average net
 assets.................        0.97%        0.94%      0.88%      0.90%       0.99%*       0.93%
Net investment income to
 average net assets.....        4.85%        5.21%      5.55%      5.10%       5.61%*       5.80%
Portfolio turnover rate.          73%          32%        11%        37%          3%          25%
---------------------

  + Commencement of issuance of shares
  * Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

                              CLASS B
-----------------------------------------------------------------------
                               For the          For the
  For the       For the         Years            Three       For the
    Year          Year          Ended            Months        Year
   Ended         Ended      February 28,         Ended        Ended
February 28,  February 29, -----------------  February 28, November 30,
    1997          1996      1995      1994        1993         1992
------------  ------------ -------   -------  ------------ ------------
  $ 11.03       $ 10.69    $ 11.41   $ 11.81    $ 11.39      $ 11.14
  -------       -------    -------   -------    -------      -------
     0.44          0.48       0.50      0.51       0.14         0.57
    (0.11)         0.34      (0.62)    (0.09)      0.59         0.28
  -------       -------    -------   -------    -------      -------
     0.33          0.82      (0.12)     0.42       0.73         0.85
  -------       -------    -------   -------    -------      -------
    (0.44)        (0.48)     (0.50)    (0.51)     (0.14)       (0.57)
      --            --       (0.10)    (0.31)     (0.17)       (0.03)
  -------       -------    -------   -------    -------      -------
    (0.44)        (0.48)     (0.60)    (0.82)     (0.31)       (0.60)
  -------       -------    -------   -------    -------      -------
  $ 10.92       $ 11.03    $ 10.69   $ 11.41    $ 11.81      $ 11.39
  =======       =======    =======   =======    =======      =======
     3.14%         7.86%     (0.85)%    3.56%      6.50%        7.80%
  =======       =======    =======   =======    =======      =======
  $20,943       $27,175    $33,007   $41,979    $36,693      $30,205
     1.74%         1.70%      1.64%     1.65%      1.74%*       1.68%
     4.08%         4.45%      4.78%     4.32%      4.81%*       4.91%
       73%           32%        11%       37%         3%          25%
                              CLASS C
-----------------------------------------------------------------------------------
                                            For the          For the       For the
  For the       For the      For the         Years            Three        Period
    Year          Year         Year          Ended            Months    July 2, 1992+
   Ended         Ended        Ended      February 28,         Ended        through
February 28,  February 28, February 29, ------------------ February 28, November 30,
    1997          1997         1996      1995      1994        1993         1992
------------- ------------ ------------ --------- -------- ------------ -------------
  $ 11.03       $ 11.02      $ 10.67    $ 11.40   $ 11.79    $ 11.38       $ 11.41
------------- ------------ ------------ --------- -------- ------------ -------------
     0.44          0.47         0.51       0.53      0.54       0.14          0.21
    (0.11)        (0.12)        0.35      (0.63)    (0.08)      0.58         (0.03)
------------- ------------ ------------ --------- -------- ------------ -------------
     0.33          0.35         0.86      (0.10)     0.46       0.72          0.18
------------- ------------ ------------ --------- -------- ------------ -------------
    (0.44)        (0.47)       (0.51)     (0.53)    (0.54)     (0.14)        (0.21)
      --            --           --       (0.10)    (0.31)     (0.17)          --
------------- ------------ ------------ --------- -------- ------------ -------------
    (0.44)        (0.47)       (0.51)     (0.63)    (0.85)     (0.31)        (0.21)
------------- ------------ ------------ --------- -------- ------------ -------------
  $ 10.92       $ 10.90      $ 11.02    $ 10.67   $ 11.40    $ 11.79       $ 11.38
============= ============ ============ ========= ======== ============ =============
     3.14%        3.30 %        8.22%     (0.70)%    3.91%      6.49%         1.28%
============= ============ ============ ========= ======== ============ =============
  $20,943       $17,624      $22,155    $28,217   $53,874    $39,029       $30,141
     1.74%         1.49%        1.46%      1.40%     1.39%      1.48%*        1.39%*
     4.08%         4.34%        4.69%      5.05%     4.55%      5.06%*        4.79%*
       73%           73%          32%        11%       37%         3%           25%

 NATIONAL TAX-FREE INCOME FUND
PAINEWEBBER

           FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                         CLASS A
                          ----------------------------------------------------------------------------
                                                             For the           For the
                            For the      For the              Years             Three       For the
                              Year         Year               Ended             Months        Year
                             Ended        Ended           February 28,          Ended        Ended
                          February 28, February 29,     -------------------  February 28, November 30,
                              1997         1996           1995       1994        1993         1992
                          ------------ ------------     --------   --------  ------------ ------------
Net asset value,
 beginning of period....    $  11.64     $  11.26       $  12.00   $  12.09    $  11.67     $  11.40
                            --------     --------       --------   --------    --------     --------   ---
Net investment income...        0.55         0.58           0.63       0.64        0.17         0.71
Net realized and
 unrealized gains
 (losses) from
 investments ...........       (0.09)        0.39          (0.73)      0.03        0.55         0.31
                            --------     --------       --------   --------    --------     --------
Net increase (decrease)
 from investment
 operations.............        0.46         0.97          (0.10)      0.67        0.72         1.02
                            --------     --------       --------   --------    --------     --------
Dividends from net
 investment income......       (0.55)       (0.59)         (0.63)     (0.64)      (0.17)       (0.71)
Distributions from net
 realized gains from
 investment
 transactions...........         --           --           (0.01)     (0.12)      (0.13)       (0.04)
                            --------     --------       --------   --------    --------     --------
Total dividends and
 distributions to
 shareholders...........       (0.55)       (0.59)         (0.64)     (0.76)      (0.30)       (0.75)
                            --------     --------       --------   --------    --------     --------
Net asset value, end of
 period.................    $  11.55     $  11.64       $  11.26   $  12.00    $  12.09     $  11.67
                            ========     ========       ========   ========    ========     ========
Total investment
 return(1)..............        4.14%        8.75%         (0.63)%     5.65%       6.31%        9.21%
                            ========     ========       ========   ========    ========     ========
Ratios/Supplemental
 data:
Net assets, end of
 period (000's).........    $263,425     $315,899       $346,579   $432,825    $419,596     $396,587
Expenses to average net
 assets.................        0.91%        0.93%(/2/)     0.88%      0.89%       0.88%*       0.91%
Net investment income to
 average net assets.....        4.85%        5.06%(/2/)     5.62%      5.28%       5.86%*       6.13%
Portfolio turnover rate.          81%          74%            60%        16%          5%          21%
---------------------

  * Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.03%.

                                   CLASS B
     ----------------------------------------------------------------------------
                                         For the          For the
       For the        For the             Years            Three       For the
         Year           Year              Ended            Months        Year
        Ended          Ended          February 28,         Ended        Ended
     February 28,   February 29,     -----------------  February 28, November 30,
         1997           1996          1995      1994        1993         1992
     ------------   ------------     -------   -------  ------------ ------------
       $ 11.64        $ 11.26        $ 11.99   $ 12.08    $ 11.67      $ 11.40
       -------        -------        -------   -------    -------      -------
          0.46           0.49           0.54      0.55       0.15         0.62
         (0.09)          0.39          (0.72)     0.03       0.54         0.31
       -------        -------        -------   -------    -------      -------
          0.37           0.88          (0.18)     0.58       0.69         0.93
       -------        -------        -------   -------    -------      -------
         (0.46)         (0.50)         (0.54)    (0.55)     (0.15)       (0.62)
           --             --           (0.01)    (0.12)     (0.13)       (0.04)
       -------        -------        -------   -------    -------      -------
         (0.46)         (0.50)         (0.55)    (0.67)     (0.28)       (0.66)
       -------        -------        -------   -------    -------      -------
       $ 11.55        $ 11.64        $ 11.26   $ 11.99    $ 12.08      $ 11.67
       =======        =======        =======   =======    =======      =======
          3.35%         7.94%          (1.29)%    4.87%      6.02%        8.36%
       =======        =======        =======   =======    =======      =======
       $40,949        $51,546        $58,958   $70,988    $50,064      $39,564
          1.67%          1.68%(/2/)     1.64%     1.63%      1.63%*       1.65%
          4.09%          4.31%(/2/)     4.86%     4.50%      5.08%*       5.16%
            81%            74%            60%       16%         5%          21%

 NATIONAL TAX-FREE INCOME FUND
               FINANCIAL HIGHLIGHTS--(CONCLUDED)

                                                        CLASS C
                         ----------------------------------------------------------------------------
                                                                             For the       For the
                           For the      For the          For the Years        Three        Period
                             Year         Year               Ended            Months    July 2, 1992+
                            Ended        Ended           February 28,         Ended        through
                         February 28, February 29,     ------------------  February 28, November 30,
                             1997         1996           1995      1994        1993         1992
                         ------------ ------------     --------  --------  ------------ -------------
Net asset value,
 beginning of period...    $ 11.64      $ 11.26        $  12.00     12.09    $  11.67     $  11.71
                           -------      -------        --------  --------    --------     --------
Net investment income..       0.49         0.52            0.57      0.58        0.15         0.23
Net realized and
 unrealized gains
 (losses) from
 investments...........      (0.09)        0.39           (0.73)     0.03        0.55        (0.04)
                           -------      -------        --------  --------    --------     --------
Net increase (decrease)
 from investment
 operations............       0.40         0.91           (0.16)     0.61        0.70         0.19
                           -------      -------        --------  --------    --------     --------
Dividends from net
 investment income.....      (0.49)       (0.53)          (0.57)    (0.58)      (0.15)       (0.23)
Distributions from net
 realized gains from
 investment
 transactions..........        --           --            (0.01)    (0.12)      (0.13)         --
                           -------      -------        --------  --------    --------     --------
Total dividends and
 distributions to
 shareholders..........      (0.49)       (0.53)          (0.58)    (0.70)      (0.28)       (0.23)
                           -------      -------        --------  --------    --------     --------
Net asset value, end of
 period................    $ 11.55      $ 11.64        $  11.26  $  12.00    $  12.09     $  11.67
                           =======      =======        ========  ========    ========     ========
Total investment
 return(1).............       3.61%        8.19%         (1.13)%     5.13%       6.18%        1.41%
                           =======      =======        ========  ========    ========     ========
Ratios/Supplemental
 data:
Net assets, end of
 period (000's)........    $59,652      $75,076        $101,642  $187,778    $138,989     $105,854
Expenses to average net
 assets................       1.42%        1.45%(/2/)      1.40%     1.37%       1.37%*       1.42%*
Net investment income
 to average
 net assets............       4.34%        4.57%(/2/)      5.13%     4.75%       5.30%*       5.17%*
Portfolio turnover
 rate..................         81%          74%             60%       16%          5%          21%
---------------------
                                  CLASS Y
                         -----------------------------
                                        For the
                                         Period
                           For the    November 3,
                             Year        1995+
                            Ended       through
                         February 28, February 29,
                             1997         1996
                         ------------ ----------------
Net asset value,
 beginning of period...     $11.65       $11.62
                         ------------ ----------------
Net investment income..       0.58         0.19
Net realized and
 unrealized gains
 (losses) from
 investments...........      (0.10)        0.01
                         ------------ ----------------
Net increase (decrease)
 from investment
 operations............       0.48         0.20
                         ------------ ----------------
Dividends from net
 investment income.....      (0.58)       (0.17)
Distributions from net
 realized gains from
 investment
 transactions..........        --           --
                         ------------ ----------------
Total dividends and
 distributions to
 shareholders..........      (0.58)       (0.17)
                         ------------ ----------------
Net asset value, end of
 period................     $11.55       $11.65
                         ============ ================
Total investment
 return(1).............       4.32%        1.70%
                         ============ ================
Ratios/Supplemental
 data:
Net assets, end of
 period (000's)........     $  246       $  341
Expenses to average net
 assets................       0.65%        0.64%(/2/)*
Net investment income
 to average
 net assets............       5.13%        5.19%(/2/)*
Portfolio turnover
 rate..................         81%          74%
---------------------

  + Commencement of issuance of shares
  * Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for class C would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.03%.

                       This Page Intentionally Left Blank

 MUNICIPAL HIGH INCOME FUND
PAINEWEBBER
           FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                CLASS A
                           ----------------------------------------------------
                             For the
                               Year     For the Year   For the Years Ended
                              Ended        Ended          February 28,
                           February 28, February 29, --------------------------
                              1997          1996      1995      1994     1993
                           ------------ ------------ -------   -------  -------
Net asset value,
 beginning of period.....    $ 10.29      $  9.92    $ 10.77   $ 10.96  $ 10.29
                             -------      -------    -------   -------  -------
Net investment income....       0.56         0.62       0.59      0.61     0.67
Net realized and
 unrealized gains
 (losses) from
 investments.............       0.10         0.37      (0.82)     0.01     0.81
                             -------      -------    -------   -------  -------
Net increase (decrease)
 from investment
 operations..............       0.66         0.99      (0.23)     0.62     1.48
                             -------      -------    -------   -------  -------
Dividends from net
 investment income.......      (0.56)       (0.62)     (0.59)    (0.61)   (0.67)
Distributions from net
 realized gains from
 investment transactions.        --           --       (0.03)    (0.20)   (0.14)
                             -------      -------    -------   -------  -------
Total dividends and
 distributions to
 shareholders............      (0.56)       (0.62)     (0.62)    (0.81)   (0.81)
                             -------      -------    -------   -------  -------
Net asset value, end of
 period..................    $ 10.39      $ 10.29    $  9.92   $ 10.77  $ 10.96
                             =======      =======    =======   =======  =======
Total investment
 return(1)...............       6.61%       10.18%     (2.03)%    5.77%   15.05%
                             =======      =======    =======   =======  =======
Ratios/Supplemental data:
Net assets, end of period
 (000's).................    $52,593      $57,280    $63,287   $82,248  $82,251
Expenses to average net
 assets, net of waivers
 from adviser............       1.15%        1.10%      1.13%     1.03%    0.87%
Expenses to average net
 assets, before waivers
 from adviser............       1.15%        1.10%      1.13%     1.16%    1.29%
Net investment income to
 average net assets, net
 of waivers from adviser.       5.49%        5.94%      5.96%     5.52%    6.31%
Net investment income to
 average net assets,
 before waivers from
 adviser.................       5.49%        5.94%      5.96%     5.39%    5.89%
Portfolio turnover rate..         64%          48%        28%       23%      10%
---------------------

  + Commencement of issuance of shares
  * Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

                     CLASS B                                                   CLASS C
-----------------------------------------------------  -----------------------------------------------------------
  For the                       For the Years                                     For the Years     For the Period
    Year      For the Year          Ended              For the Year For the Year      Ended         July 2, 1992+
   Ended         Ended          February 28,              Ended        Ended      February 28,         through
February 28,  February 29, --------------------------  February 28, February 29, -----------------   February 28,
    1997          1996      1995      1994     1993        1997         1996      1995      1994         1993
------------  ------------ -------   -------  -------  ------------ ------------ -------   -------  --------------
  $  10.29      $  9.92    $ 10.76   $ 10.96  $ 10.29    $ 10.29      $  9.92    $ 10.77   $ 10.96     $ 10.50
  --------      -------    -------   -------  -------    -------      -------    -------   -------     -------
      0.48         0.54       0.52      0.52     0.59       0.51         0.56       0.55      0.55        0.36
      0.10         0.37      (0.81)      --      0.81       0.10         0.37      (0.82)     0.01        0.47
  --------      -------    -------   -------  -------    -------      -------    -------   -------     -------
      0.58         0.91      (0.29)     0.52     1.40       0.61         0.93      (0.27)     0.56        0.83
  --------      -------    -------   -------  -------    -------      -------    -------   -------     -------
     (0.48)       (0.54)     (0.52)    (0.52)   (0.59)     (0.51)       (0.56)     (0.55)    (0.55)      (0.36)
       --           --       (0.03)    (0.20)   (0.14)       --           --       (0.03)    (0.20)      (0.01)
  --------      -------    -------   -------  -------    -------      -------    -------   -------     -------
     (0.48)       (0.54)     (0.55)    (0.72)   (0.73)     (0.51)       (0.56)     (0.58)    (0.75)      (0.37)
  --------      -------    -------   -------  -------    -------      -------    -------   -------     -------
  $  10.39      $ 10.29    $  9.92   $ 10.76  $ 10.96    $ 10.39      $ 10.29    $  9.92   $ 10.77     $ 10.96
  ========      =======    =======   =======  =======    =======      =======    =======   =======     =======
      5.82%        9.36%     (2.67)%    4.88%   14.81%      6.08%        9.64%     (2.51)%    5.24%       7.72%
  ========      =======    =======   =======  =======    =======      =======    =======   =======     =======
  $ 19,427      $23,868    $25,823   $32,287  $22,922    $16,967      $20,700    $23,158   $35,872     $21,638
      1.90%        1.85%      1.87%     1.79%    1.63%      1.66%        1.60%      1.63%     1.54%       1.40%*
      1.90%        1.85%      1.87%     1.90%    2.01%      1.66%        1.60%      1.63%     1.64%       1.69%*
      4.73%        5.19%      5.21%     4.72%    5.48%      4.98%        5.45%      5.48%     4.95%       5.26%*
      4.73%        5.19%      5.21%     4.61%    5.10%      4.98%        5.45%      5.48%     4.85%       4.97%*
        64%          48%        28%       23%      10%        64%          48%        28%       23%         10%

 NEW YORK TAX-FREE INCOME FUND
PAINEWEBBER

           FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                CLASS A
                           ----------------------------------------------------

                           For the Year For the Year   For the Years Ended
                              Ended        Ended          February 28,
                           February 28, February 29, --------------------------
                               1997         1996      1995      1994     1993
                           ------------ ------------ -------   -------  -------
Net asset value,
 beginning of period.....    $ 10.71      $ 10.27    $ 11.03   $ 10.99  $ 10.12
                             -------      -------    -------   -------  -------
Net investment income....       0.51         0.54       0.54      0.57     0.63
Net realized and
 unrealized gains
 (losses) from
 investments.............      (0.05)        0.45      (0.66)     0.07     0.87
                             -------      -------    -------   -------  -------
Net increase (decrease)
 from investment
 operations..............       0.46         0.99      (0.12)     0.64     1.50
                             -------      -------    -------   -------  -------
Dividends from net
 investment income.......      (0.51)       (0.55)     (0.54)    (0.57)   (0.63)
Distributions from net
 realized gains from
 investment transactions.        --           --       (0.10)    (0.03)     --
                             -------      -------    -------   -------  -------
Total dividends and
 distributions to
 shareholders............      (0.51)       (0.55)     (0.64)    (0.60)   (0.63)
                             -------      -------    -------   -------  -------
Net asset value, end of
 period..................    $ 10.66      $ 10.71    $ 10.27   $ 11.03  $ 10.99
                             =======      =======    =======   =======  =======
Total investment
 return(1)...............       4.49%        9.83%     (0.83)%    5.89%   15.44%
                             =======      =======    =======   =======  =======
Ratios/Supplemental data:
Net assets, end of period
 (000's).................    $23,160      $28,734    $32,475   $45,033  $43,443
Expenses to average net
 assets, net of waivers
 and reimbursements from
 adviser.................       1.02%        1.02%      1.01%     0.75%    0.34%
Expenses to average net
 assets, before waivers
 and reimbursements from
 adviser ................       1.50%        1.15%      1.26%     1.25%    1.47%
Net investment income to
 average net assets, net
 of waivers and
 reimbursements from
 adviser ................       4.91%        5.11%      5.38%     5.13%    6.07%
Net investment income to
 average net assets,
 before waivers and
 reimbursements from
 adviser ................       4.42%        4.98%      5.13%     4.63%    4.94%
Portfolio turnover rate..         40%          13%         6%        8%       6%
---------------------

  + Commencement of issuance of shares
  * Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

                     CLASS B                                                    CLASS C
------------------------------------------------------  -----------------------------------------------------------
                                                                                   For the Years     For the Period
For the  Year  For the Year   For the Years Ended       For the Year For the Year      Ended         July 2, 1992+
    Ended         Ended          February 28,               Ended       Ended      February 28,         through
February 28,   February 29, --------------------------  February 28, February 29, -----------------   February 28,
    1997           1996      1995      1994     1993        1997         1996      1995      1994         1993
-------------  ------------ -------   -------  -------  ------------ ------------ -------   -------  --------------
   $10.71        $ 10.27    $ 11.03   $ 10.98  $ 10.12    $ 10.71      $ 10.28    $ 11.03   $ 10.99     $ 10.45
   ------        -------    -------   -------  -------    -------      -------    -------   -------     -------
     0.44           0.47       0.47      0.49     0.56       0.46         0.49       0.49      0.51        0.36
    (0.06)          0.44      (0.66)     0.08     0.86      (0.05)        0.43      (0.65)     0.07        0.54
   ------        -------    -------   -------  -------    -------      -------    -------   -------     -------
     0.38           0.91      (0.19)     0.57     1.42       0.41         0.92      (0.16)     0.58        0.90
   ------        -------    -------   -------  -------    -------      -------    -------   -------     -------
    (0.44)         (0.47)     (0.47)    (0.49)   (0.56)     (0.46)       (0.49)     (0.49)    (0.51)      (0.36)
      --             --       (0.10)    (0.03)     --         --           --       (0.10)    (0.03)        --
   ------        -------    -------   -------  -------    -------      -------    -------   -------     -------
    (0.44)         (0.47)     (0.57)    (0.52)   (0.56)     (0.46)       (0.49)     (0.59)    (0.54)      (0.36)
   ------        -------    -------   -------  -------    -------      -------    -------   -------     -------
   $10.65        $ 10.71    $ 10.27   $ 11.03  $ 10.98    $ 10.66      $ 10.71    $ 10.28   $ 11.03     $ 10.99
   ======        =======    =======   =======  =======    =======      =======    =======   =======     =======
     3.62%          9.01%     (1.57)%    5.19%   14.35%      3.98%        9.17%     (1.20)%    5.35%       8.38%
   ======        =======    =======   =======  =======    =======      =======    =======   =======     =======
   $9,462        $11,862    $14,660   $19,193  $13,776    $13,786      $17,849    $21,095   $38,165     $19,553
     1.76%          1.77%      1.76%     1.51%    1.10%      1.52%        1.52%      1.52%     1.27%       0.90%*
     2.27%          1.89%      2.01%     1.99%    2.19%      2.04%        1.64%      1.75%     1.72%       1.83%*
     4.16%          4.36%      4.63%     4.34%    5.22%      4.41%        4.61%      4.89%     4.55%       5.04%*
     3.65%          4.24%      4.83%     3.86%    4.13%      3.89%        4.50%      4.65%     4.10%       4.11%*
       40%            13%         6%        8%       6%        40%          13%         6%        8%          6%

PAINEWEBBER
            REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

            The Board of Trustees and Shareholders
            PaineWebber Mutual Fund Trust
            PaineWebber Municipal Series

            We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of PaineWebber Mutual Fund Trust (comprising PaineWebber California Tax-Free Income Fund and PaineWebber National Tax-Free Income
            Fund), and PaineWebber Municipal Series (comprising PaineWebber Municipal High Income Fund and PaineWebber New York Tax-Free Income Fund) (the "Trusts") as of February 28, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

            We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at February 28, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

            In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting PaineWebber Mutual Fund Trust and PaineWebber Municipal Series at February 28, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                        /s/ Ernst & Young LLP


            New York, New York
            April 7, 1997

PAINEWEBBER
            TAX INFORMATION

            We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (February 28, 1997), as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year were derived from the following sources:

                             CALIFORNIA   NATIONAL                   NEW YORK
                              TAX-FREE    TAX-FREE   MUNICIPAL HIGH  TAX-FREE
           PER SHARE DATA:   INCOME FUND INCOME FUND  INCOME FUND   INCOME FUND
           ---------------   ----------- ----------- -------------- -----------
         Tax-exempt income*
          Class A...........   $0.5212     $0.5502      $0.5576       $0.5148
          Class B...........    0.4391      0.4639       0.4806        0.4364
          Class C...........    0.4658      0.4921       0.5058        0.4628
          Class Y...........     --         0.5806         --           --

            -------------
            * Federally exempt interest dividends

            The California Tax-Free Income Fund, National Tax-Free Income Fund and New York Tax-Free Income Fund did not invest in any security which paid interest subject to the federal alternative minimum tax for individual taxpayers during its fiscal year. Therefore, none of the dividends paid by these funds were subject to such tax. The Municipal High Income Fund had 2.9% of its dividends subject to the federal alternative minimum tax for individual taxpayers during its fiscal year. Additionally, all exempt interest dividends paid by California Tax-Free Income Fund and New York Tax-Free Income Fund were exempt from California state income tax and New York state and city income tax, respectively.

            Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1997. The second notification, which reflects the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1998. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each Fund.

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

54